UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-01597
                                  ----------------------------------

                               STEWARD FUNDS, INC.
--------------------------------------------------------------------------------
                          (Exact name of registrant as specified in charter)

                 5847 San Felipe, Suite 4100, Houston, TX_77057
--------------------------------------------------------------------------------
                       (Address of principal executive offices)       (Zip code)

         Citi Fund Services Ohio, 3435 Stelzer Road, Columbus, OH_ 43219
--------------------------------------------------------------------------------
                                       (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631
                                                   -----------------

Date of fiscal year end:    April 30, 2008
                          -------------------------

Date of reporting period:   January 31, 2008
                          -------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([SEC][SEC] 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [SEC] 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in [SEC][SEC] 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14].
The schedules need not be audited.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                   ------             -----
COMMON STOCKS (96.7%)
AEROSPACE & DEFENSE (4.1%)
Curtiss-Wright Corp.                                 2,400        $    100,080
General Dynamics Corp.                               5,600             472,976
Goodrich Corp.                                       1,000              62,550
HEICO Corp.                                          1,150              51,187
HEICO Corp., Class A                                   600              20,994
Hexcel Corp.(a)                                      2,400              52,392
Honeywell International, Inc.                       23,250           1,373,378
Lockheed Martin Corp.                               13,070           1,410,514
Northrop Grumman Corp.                              16,161           1,282,537
Raytheon Co.                                         6,960             453,374
The Boeing Co.                                       8,550             711,189
United Technologies Corp.                            8,630             633,528
                                                                  ------------
                                                                     6,624,699
                                                                  ------------
AIR FREIGHT & LOGISTICS (0.6%)
Aircastle Ltd.                                         500              12,290
Expeditors International of Washington, Inc.        12,720             601,529
FedEx Corp.                                          2,600             243,048
Pacer International, Inc.                            1,300              22,269
United Parcel Service, Inc., Class B                   800              58,528
                                                                  ------------
                                                                       937,664
                                                                  ------------
AIRLINES (0.1%)
Continental Airlines, Inc., Class B(a)               1,000              27,210
Northwest Airlines Corp.(a)                          8,100             151,551
Republic Airways Holdings, Inc.(a)                     400               7,984
SkyWest, Inc.                                          800              20,816
                                                                  ------------
                                                                       207,561
                                                                  ------------
AUTO COMPONENTS (0.4%)
American Axle & Manufacturing Holdings, Inc.         1,850              40,238
Autoliv, Inc.                                        1,750              87,412
BorgWarner, Inc.                                     2,400             121,464
Goodyear Tire & Rubber Co.(a)                        2,000              50,340
Johnson Controls, Inc.                               4,030             142,541
Lear Corp.(a)                                        1,000              29,360
Magna International, Inc., Class A                     800              62,984
TRW Automotive Holdings Corp.(a)                     2,100              48,153
WABCO Holdings, Inc.                                   700              28,203
                                                                  ------------
                                                                       610,695
                                                                  ------------
AUTOMOBILES (0.3%)
DaimlerChrysler AG                                     600              46,938
Ford Motor Co.(a)                                    4,100              27,224
General Motors Corp.                                12,400             351,044
                                                                  ------------
                                                                       425,206
                                                                  ------------
BEVERAGES (2.1%)
Coca-Cola Co.                                       31,075           1,838,708
Coca-Cola Enterprises, Inc.                          5,200             119,964
Pepsi Bottling Group, Inc.                           1,500              52,275
PepsiCo, Inc.                                       21,824           1,488,178
                                                                  ------------
                                                                     3,499,125
                                                                  ------------
BIOTECHNOLOGY (1.0%)
Celgene Corp.(a)                                    10,368             581,748
Gilead Sciences, Inc.(a)                            18,812             859,520
Martek Biosciences Corp.(a)                          2,200              62,700
PerkinElmer, Inc.                                    6,350             158,052
                                                                  ------------
                                                                     1,662,020
                                                                  ------------
BUILDING PRODUCTS (0.2%)
Lennox International, Inc.                           1,600              59,456
Masco Corp.                                         13,270             304,281
                                                                  ------------
                                                                       363,737
                                                                  ------------
CAPITAL MARKETS (4.2%)
Ameriprise Financial, Inc.                           3,680             203,541
Apollo Investment Corp.                              1,600              24,288
Bank of New York Mellon Corp.                       22,126           1,031,735
Charles Schwab Corp.                                18,500             412,550
Deutsche Bank AG, Registered                           500              56,320
Franklin Resources, Inc.                             1,870             194,910
Goldman Sachs Group, Inc.                            7,526           1,510,995
Investment Technology Group, Inc.(a)                   700              32,879
Janus Capital Group, Inc.                           30,058             811,867
KKR Financial Holdings LLC                           1,900              30,856
Lehman Brothers Holdings, Inc.                       2,400             154,008
Merrill Lynch & Co., Inc.                            8,670             488,988
Morgan Stanley                                       9,000             444,870
Northern Trust Corp.                                 6,200             454,832
optionsXpress Holdings, Inc.                         5,100             138,312
Raymond James Financial, Inc.                        1,900              53,371
SEI Investments Co.                                  4,200             116,340
State Street Corp.                                   4,230             347,368
TD Ameritrade Holding Corp.(a)                       3,300              61,908
UBS AG, ADR                                          7,150             295,223
                                                                  ------------
                                                                     6,865,161
                                                                  ------------
CHEMICALS (2.7%)
Air Products & Chemicals, Inc.                       1,320             118,826
Albemarle Corp.                                      2,400              87,024
Ashland, Inc.                                        3,100             141,143
Dow Chemical Co.                                    12,900             498,714
E.I. Du Pont De Nemours & Co.                        6,300             284,634
FMC Corp.                                            1,600              85,056
Hercules, Inc.                                       3,100              54,343
Lubrizol Corp.                                       2,300             121,003
Monsanto Co.                                        18,499           2,080,028
Mosaic Co., Inc. (The)(a)                              800              72,808
Potash Corp. of Saskatchewan, Inc.                   3,280             462,086
PPG Industries, Inc.                                 4,480             296,083
Praxair, Inc.                                          890              72,010
RPM International, Inc.                              2,200              47,608
                                                                  ------------
                                                                     4,421,366
                                                                  ------------
COMMERCIAL BANKS (1.3%)
BB&T Corp.                                           1,000              36,280

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                   ------             -----
COMMON STOCKS -- CONTINUED
COMMERCIAL BANKS -- CONTINUED
Comerica, Inc.                                       2,400        $    104,688
CVB Financial Corp.                                  1,700              18,955
Fifth Third Bancorp                                  4,100             111,110
Fulton Financial Corp.                               1,100              13,871
Huntington Bancshares, Inc.                          8,600             115,670
KeyCorp                                              4,200             109,830
National City Corp.                                  4,650              82,723
PNC Financial Services Group, Inc.                   2,860             187,673
Popular, Inc.                                        9,800             132,496
PrivateBancorp, Inc.                                 3,850             141,680
Smithtown Bancorp, Inc.                              1,000              20,980
SunTrust Banks, Inc.                                 4,020             277,179
U.S. Bancorp                                         5,927             201,222
UnionBanCal Corp.                                      200               9,812
Wachovia Corp.                                       6,500             253,045
Wells Fargo & Co.                                    6,900             234,669
                                                                  ------------
                                                                     2,051,883
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES (0.8%)
ABM Industries, Inc.                                 1,600              33,152
Administaff, Inc.                                    1,100              33,011
Allied Waste Industries, Inc.(a)                     3,000              29,550
American Reprographics Co.(a)                        5,500              86,515
Focus Media Holding Ltd. ADR(a)                      3,182             152,895
Heartland Payment Systems, Inc.                        800              19,424
Heidrick & Struggles International, Inc.             1,200              32,976
ICT Group, Inc.(a)                                   2,700              23,814
Kenexa Corp.(a)                                      1,500              26,640
Kforce, Inc.(a)                                      4,900              43,610
Korn/Ferry International, Inc.(a)                    1,700              27,353
Manpower, Inc.                                       2,100             118,146
Mobile Mini, Inc.(a)                                 2,200              33,440
Monster Worldwide, Inc.(a)                           3,500              97,475
Pitney Bowes, Inc.                                   2,000              73,400
R.R. Donnelley & Sons Co.                            3,000             104,670
TeleTech Holdings, Inc.(a)                           5,600             110,488
The Advisory Board Co.(a)                              700              44,604
The Brink's Co.                                      1,100              66,693
Total System Services, Inc.                          2,800              64,680
                                                                  ------------
                                                                     1,222,536
                                                                  ------------
COMMUNICATIONS EQUIPMENT (2.6%)
Blue Coat Systems, Inc.(a)                           1,000              26,870
Cisco Systems, Inc.(a)                              51,045           1,250,603
Corning, Inc.                                       51,319           1,235,248
Foundry Networks, Inc.(a)                            3,900              53,820
Harris Corp.                                         1,900             103,911
QUALCOMM, Inc.                                      29,540           1,253,087
Research in Motion Ltd.(a)                           2,375             222,965
Sycamore Networks, Inc.(a)                           8,000              27,040
Tellabs, Inc.(a)                                     5,200              35,464
                                                                  ------------
                                                                     4,209,008
                                                                  ------------
COMPUTERS & PERIPHERALS (2.7%)
Apple Computer, Inc.(a)                             14,375           1,945,800
Brocade Communications Systems, Inc.(a)              4,900              33,761
Dell, Inc.(a)                                        2,600              52,104
EMC Corp.(a)                                         2,300              36,501
Hewlett-Packard Co.                                  4,140             181,125
International Business Machines Corp.               11,030           1,183,960
Lexmark International, Inc., Class A(a)                900              32,589
NCR Corp.(a)                                         1,400              30,072
Seagate Technology                                   5,600             113,512
Seagate Technology, Inc.(a)(b)                       2,900                   0
Stratasys, Inc.(a)                                   1,200              26,520
Sun Microsystems, Inc.(a)                           34,713             607,478
Western Digital Corp.(a)                             3,600              95,220
                                                                  ------------
                                                                     4,338,642
                                                                  ------------
CONSTRUCTION & ENGINEERING (1.1%)
EMCOR Group, Inc.(a)                                 3,400              74,562
Fluor Corp.                                          3,300             401,511
Foster Wheeler Ltd.(a)                              15,220           1,042,113
Granite Construction, Inc.                             900              34,263
KBR, Inc.(a)                                         1,500              47,385
Perini Corp.(a)                                        700              24,465
Quanta Services, Inc.(a)                             2,500              54,800
URS Corp.(a)                                         1,400              61,460
                                                                  ------------
                                                                     1,740,559
                                                                  ------------
CONSTRUCTION MATERIALS (0.0%)
Headwaters, Inc.(a)                                  2,600              29,302
                                                                  ------------
CONSUMER FINANCE (0.4%)
American Express Co.                                 2,520             124,286
Discover Financial Services                         27,700             484,750
MF Global Ltd.(a)                                    2,500              75,125
                                                                  ------------
                                                                       684,161
                                                                  ------------
CONTAINERS & PACKAGING (0.3%)
Ball Corp.                                           1,400              64,246
Crown Holdings, Inc.(a)                              1,500              36,780
Greif, Inc., Class A                                 1,000              65,800
Owens-Illinois, Inc.(a)                                900              45,360
Rock-Tenn Co., Class A                               1,600              45,744
Smurfit-Stone Container Corp.(a)                     9,620              91,294
Sonoco Products Co.                                  5,200             160,472
                                                                  ------------
                                                                       509,696
                                                                  ------------
DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group, Inc., Class A(a)                       2,200             175,428
Capella Education Co.(a)                               300              18,924
ITT Educational Services, Inc.(a)                    1,200             109,620
Steelcase, Inc., Class A                             2,300              35,259
                                                                  ------------
                                                                       339,231
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (3.9%)
Bank of America Corp.                               36,711           1,628,133
CIT Group, Inc.                                      6,700             187,332
Citigroup, Inc.                                     48,880           1,379,394
JP Morgan Chase & Co.                               51,204           2,434,750
Morningstar, Inc.(a)                                   400              26,420
Nasdaq Stock Market, Inc.(a)                         2,900             134,183

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                   ------             -----
COMMON STOCKS -- CONTINUED
DIVERSIFIED FINANCIAL SERVICES -- CONTINUED
NYSE Euronext                                        7,089        $    557,550
                                                                  ------------
                                                                     6,347,762
                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.                                          65,651           2,526,907
Embarq Corp.                                         5,397             244,484
Qwest Communications International, Inc.            12,400              72,912
Telus Corp. ADR                                        660              27,733
Verizon Communications, Inc.                        49,473           1,921,532
                                                                  ------------
                                                                     4,793,568
                                                                  ------------
ELECTRIC UTILITIES (1.2%)
Allegheny Energy, Inc.                               1,400              76,706
American Electric Power Co., Inc.                    4,300             184,169
Edison International                                 4,300             224,288
Entergy Corp.                                        3,730             403,511
Exelon Corp.                                         7,831             596,644
FPL Group, Inc.                                      2,430             156,686
Pinnacle West Capital Corp.                          2,300              88,366
PPL Corp.                                            1,240              60,661
Progress Energy, Inc.                                2,900             130,993
Sierra Pacific Resources                             6,100              91,317
                                                                  ------------
                                                                     2,013,341
                                                                  ------------
ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric Co.                                 9,900             503,316
Rockwell Automation, Inc.                            2,110             120,312
                                                                  ------------
                                                                       623,628
                                                                  ------------
ELECTRONIC COMPONENTS (0.0%)
Comtech Group, Inc.(a)                               1,500              16,140
Dolby Laboratories, Inc., Class A(a)                   700              30,163
Tyco Electronics Ltd.                                  450              15,215
                                                                  ------------
                                                                        61,518
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Arrow Electronics, Inc.(a)                           5,200             177,944
Avnet, Inc.(a)                                       4,300             153,123
FARO Technologies, Inc.(a)                           3,100              74,028
Flextronics International Ltd.(a)                    5,700              66,690
Ingram Micro, Inc.(a)                                5,100              90,678
Littelfuse, Inc.(a)                                  2,600              79,014
Measurement Specialties, Inc.(a)                     5,000              98,500
Molex, Inc.                                          2,600              62,504
RadiSys Corp.(a)                                     4,250              57,758
Sanmina-SCI Corp.(a)                                31,000              48,670
ScanSource, Inc.(a)                                  5,050             159,883
WESCO International, Inc.(a)                           800              33,792
X-Rite, Inc.(a)                                      2,400              23,448
                                                                  ------------
                                                                     1,126,032
                                                                  ------------
ENERGY EQUIPMENT & SERVICES (1.2%)
Cameron International Corp.(a)                       5,800             233,508
CARBO Ceramics, Inc.                                 2,000              68,700
First Solar, Inc.(a)                                   500              90,885
FMC Technologies, Inc.(a)                            2,700             130,032
Global Industries Ltd.(a)                            4,000              70,640
Helmerich & Payne, Inc.                              2,400              94,128
National-Oilwell Varco, Inc.(a)                      5,600             337,288
Patterson-UTI Energy, Inc.                             600              11,748
Reliant Energy, Inc.(a)                              6,100             129,747
Schlumberger Ltd.                                    8,100             611,226
SEACOR Holdings, Inc.(a)                               700              61,740
Superior Energy Services, Inc.(a)                    1,700              68,153
Unit Corp.(a)                                          600              30,072
                                                                  ------------
                                                                     1,937,867
                                                                  ------------
FOOD & STAPLES RETAILING (2.7%)
BJ's Wholesale Club, Inc.(a)                         2,200              71,368
Costco Wholesale Corp.                               7,800             529,932
CVS Corp.                                            4,993             195,077
Safeway, Inc.                                        7,900             244,821
SUPERVALU, Inc.                                      5,100             153,306
SYSCO Corp.                                          7,600             220,780
The Kroger Co.                                      20,000             509,000
Wal-Mart Stores, Inc.                               47,507           2,417,156
                                                                  ------------
                                                                     4,341,440
                                                                  ------------
FOOD PRODUCTS (1.2%)
ConAgra Foods, Inc.                                  6,100             131,333
Fresh Del Monte Produce, Inc.(a)                     1,200              38,448
General Mills, Inc.                                  4,470             244,107
Hormel Foods Corp.                                     900              34,866
J & J Snack Foods Corp.                              4,000             100,040
Kellogg Co.                                          9,220             441,638
Kraft Foods, Inc., Class A                           8,800             257,488
Nestle SA, Sponsored ADR                             2,520             280,581
Sara Lee Corp.                                      17,400             244,644
Tyson Foods, Inc., Class A                           7,100             101,175
                                                                  ------------
                                                                     1,874,320
                                                                  ------------
GAS UTILITIES (0.1%)
Atmos Energy Corp.                                   3,000              86,160
ONEOK, Inc.                                          1,800              84,600
                                                                  ------------
                                                                       170,760
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Analogic Corp.                                         600              35,436
Baxter International, Inc.                           7,100             431,254
Beckman Coulter, Inc.                                1,200              79,800
Boston Scientific Corp.(a)                          39,300             476,709
C.R. Bard, Inc.                                      3,382             326,600
Cooper Cos., Inc.                                    2,400              94,512
Covidien Ltd.                                        6,250             278,938
Hologic, Inc.(a)                                    19,551           1,258,302
ICON PLC, Sponsored ADR(a)                           2,050             128,494
Immucor, Inc.(a)                                     3,800             109,592
Kinetic Concepts, Inc.(a)                              700              34,846
Mentor Corp.                                         2,400              83,088
St. Jude Medical, Inc.(a)                            4,700             190,397
Symmetry Medical, Inc.(a)                            5,750             104,650
Techne Corp.(a)                                      1,550             100,750
Varian Medical Systems, Inc.(a)                      2,000             103,980

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                   ------             -----
COMMON STOCKS -- CONTINUED
HEALTH CARE EQUIPMENT & SUPPLIES -- CONTINUED
Zimmer Holdings, Inc.(a)                             2,500        $    195,675
                                                                  ------------
                                                                     4,033,023
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES (4.4%)
Aetna, Inc.                                          9,200             489,992
Amedisys, Inc.(a)                                    3,233             137,823
AMERIGROUP Corp.(a)                                  2,300              86,296
AmerisourceBergen Corp.                              6,100             284,565
AMN Healthcare Services, Inc.(a)                     5,900              92,158
Cardinal Health, Inc.                                5,600             324,632
Centene Corp.(a)                                     1,700              40,698
CIGNA Corp.                                          3,100             152,396
Express Scripts, Inc.(a)                             1,900             128,231
Health Net, Inc.(a)                                  3,600             167,364
HealthExtras, Inc.(a)                                4,800             132,720
Healthspring, Inc.(a)                                1,200              24,828
Henry Schein, Inc.(a)                                9,170             533,052
Humana, Inc.(a)                                      5,800             465,740
LCA-Vision, Inc.                                     6,050              99,886
McKesson Corp.                                       8,600             539,994
Medco Health Solutions, Inc.(a)                     19,302             966,644
Molina Healthcare, Inc.(a)                             700              23,877
PharMerica Corp.(a)                                    266               3,947
Psychiatric Solutions, Inc.(a)                       4,600             138,782
UnitedHealth Group, Inc.                            15,730             799,713
USANA Health Sciences, Inc.(a)                       2,900             125,715
VCA Antech, Inc.(a)                                    900              34,794
Virtual Radiologic Corp.(a)                            800              12,112
WellPoint, Inc.(a)                                  18,518           1,448,108
                                                                  ------------
                                                                     7,254,067
                                                                  ------------
HEALTH CARE TECHNOLOGY (0.1%)
Hlth Corp.(a)                                        1,300              14,547
Phase Forward, Inc.(a)                               1,900              32,775
Vital Images, Inc.(a)                                2,800              43,932
                                                                  ------------
                                                                        91,254
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE (1.6%)
Burger King Holdings, Inc.                           1,800              47,430
Choice Hotels International, Inc.                    1,200              40,080
Darden Restaurants, Inc.                             3,500              99,120
Jack in the Box, Inc.(a)                             1,800              52,614
Marriott International, Inc., Class A               23,710             852,612
McDonald's Corp.                                    20,801           1,113,893
Wendy's International, Inc.                          2,100              51,282
YUM! Brands, Inc.                                    8,700             297,192
                                                                  ------------
                                                                     2,554,223
                                                                  ------------
HOUSEHOLD DURABLES (0.8%)
Black & Decker Corp.                                   800              58,032
Blyth, Inc.                                            800              17,432
Centex Corp.                                         3,100              86,118
D. R. Horton, Inc.                                   7,100             122,475
Jacobs Engineering Group, Inc.(a)                    4,400             336,336
KB HOME                                              4,300             118,250
Lennar Corp., Class B                                1,400              26,908
Newell Rubbermaid, Inc.                              5,200             125,424
Pulte Homes, Inc.                                    5,000              81,700
Toll Brothers, Inc.(a)                               7,280             169,478
Universal Electronics, Inc.(a)                       3,700              88,097
                                                                  ------------
                                                                     1,230,250
                                                                  ------------
HOUSEHOLD PRODUCTS (2.4%)
Clorox Co.                                             900              55,188
Colgate-Palmolive Co.                               16,921           1,302,917
Kimberly-Clark Corp.                                 1,300              85,345
Procter & Gamble Co.                                38,072           2,510,848
                                                                  ------------
                                                                     3,954,298
                                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group                           1,550             145,638
The AES Corp.(a)                                     8,700             165,996
                                                                  ------------
                                                                       311,634
                                                                  ------------
INDUSTRIAL CONGLOMERATES (2.7%)
3M Co.                                               2,030             161,689
General Electric Co.                               110,502           3,912,876
McDermott International, Inc.(a)                     4,700             221,746
Tyco International Ltd.                              1,950              76,752
                                                                  ------------
                                                                     4,373,063
                                                                  ------------
INSURANCE (6.4%)
ACE Ltd.                                             9,450             551,313
Allied World Assurance Co. Holdings Ltd.               100               4,763
Ambac Financial Group, Inc.                          1,400              16,408
American Financial Group, Inc.                       4,000             110,920
American International Group, Inc.                  37,500           2,068,500
Arch Capital Group Ltd.(a)                           1,400              98,644
Arthur J. Gallagher & Co.                            1,500              38,115
Aspen Insurance Holdings Ltd.                        2,900              81,838
Axis Capital Holdings Ltd.                           3,800             152,152
Berkshire Hathaway, Inc., Class A(a)                     2             272,000
Brown & Brown, Inc.                                  2,600              58,526
Chubb Corp.                                          5,300             274,487
Cincinnati Financial Corp.                           5,200             200,408
CNA Financial Corp.                                  2,500              84,975
Everest Re Group Ltd.                                1,100             111,859
Fidelity National Financial, Inc., Class A           4,000              78,760
First American Financial Corp.                       1,600              69,680
Genworth Financial, Inc., Class A                   13,260             322,748
Hanover Insurance Group, Inc. (The)                  1,100              50,105
Hartford Financial Services Group, Inc.              9,030             729,353
HCC Insurance Holdings, Inc.                         8,000             222,880
Hilb, Rogal & Hobbs Co.                              4,250             153,765
LandAmerica Financial Group, Inc.                    2,400             125,184
Max Capital Group Ltd.                               1,500              42,585
MBIA, Inc.                                           2,350              36,425
MetLife, Inc.                                       16,430             968,877
Old Republic International Corp.                     5,000              74,650
PartnerRe Ltd.                                       1,200              95,136
Philadelphia Consolidated Holding Corp.(a)             900              32,220
Phoenix Cos., Inc. (The)                             1,000              10,830

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                   ------             -----
COMMON STOCKS -- CONTINUED
INSURANCE -- CONTINUED
Principal Financial Group, Inc.                      2,900        $    172,869
Progressive Corp.                                    6,900             128,064
Prudential Financial, Inc.                           6,550             552,624
RenaissanceRe Holdings Ltd.                          2,750             156,723
StanCorp Financial Group, Inc.                       1,000              49,210
The Allstate Corp.                                  21,460           1,057,334
The Travelers Cos., Inc.                            17,553             844,299
Tower Group, Inc.                                    2,400              70,128
Universal American Financial Corp.(a)                1,000              20,930
Unum Group                                           5,300             119,886
W.R. Berkley Corp.                                   4,400             133,144
XL Capital Ltd.                                        800              36,000
                                                                  ------------
                                                                    10,479,317
                                                                  ------------
INTERNET SOFTWARE & SERVICES (2.3%)
Amazon.com, Inc.(a)                                 11,203             870,473
Chordiant Software, Inc.(a)                          2,100              18,312
CMGI, Inc.(a)                                        1,200              15,480
EarthLink, Inc.(a)                                   1,400               9,534
Google, Inc., Class A(a)                             2,890           1,630,827
IAC/InterActiveCorp(a)                               7,800             202,332
InfoSpace, Inc.                                      1,900              18,069
McAfee, Inc.(a)                                      2,600              87,516
PetMed Express, Inc.(a)                              2,600              32,110
RealNetworks, Inc.(a)                                3,600              20,988
Salesforce.com, Inc.(a)                             13,946             729,097
Websense, Inc.(a)                                    5,950             121,975
                                                                  ------------
                                                                     3,756,713
                                                                  ------------
IT SERVICES (1.5%)
Accenture Ltd., Class A                             20,930             724,597
Automatic Data Processing, Inc.                      6,200             251,534
Broadridge Financial Solutions, Inc.                 3,600              77,976
Computer Sciences Corp.(a)                           4,200             177,744
Convergys Corp.(a)                                   6,400              99,264
CSG Systems International, Inc.(a)                   2,400              30,624
Electronic Data Systems Corp.                       12,900             259,290
Global Payments, Inc.                                3,800             142,120
Hewitt Associates, Inc., Class A(a)                  2,900             107,793
MPS Group, Inc.(a)                                     500               5,025
Perot Systems Corp., Class A(a)                      1,300              15,782
SRA International, Inc., Class A(a)                  1,700              46,631
Sykes Enterprises, Inc.(a)                           4,200              66,318
Unisys Corp.(a)                                      8,400              34,944
Western Union Co.                                   21,500             481,600
                                                                  ------------
                                                                     2,521,242
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick Corp.                                      3,300              62,667
Eastman Kodak Co.                                    1,800              35,874
Mattel, Inc.                                        12,100             254,221
                                                                  ------------
                                                                       352,762
                                                                  ------------
LIFE SCIENCES TOOLS AND SERVICES (0.6%)
Thermo Electron Corp.(a)                            18,865             971,359
                                                                  ------------
MACHINERY (2.6%)
Actuant Corp.                                        4,100             112,053
Bucyrus International, Inc., Class A                 1,300             120,523
Caterpillar, Inc.                                    1,000              71,140
CLARCOR, Inc.                                        4,300             161,293
Danaher Corp.                                       13,274             988,249
Eaton Corp.                                          3,090             255,729
Flow International Corp.(a)                          4,750              44,270
Flowserve Corp.                                        400              32,848
Gardner Denver, Inc.(a)                              4,700             152,468
Graco, Inc.                                          3,800             130,036
Harsco Corp.                                         2,500             142,300
Ingersoll-Rand Co., Class A                          4,820             190,486
ITT Industries, Inc.                                 5,700             338,751
Joy Global, Inc.                                    13,270             836,674
Parker Hannifin Corp.                                2,100             141,981
SPX Corp.                                            2,500             251,500
Terex Corp.(a)                                       1,000              58,760
The Manitowoc Co., Inc.                              3,900             148,668
The Timken Co.                                       3,280              99,154
                                                                  ------------
                                                                     4,276,883
                                                                  ------------
MEDIA (0.5%)
DreamWorks Animation SKG, Inc., Class A(a)           1,400              34,230
Entravision Communications Corp., Class A(a)        13,050              91,872
Gannett Co., Inc.                                    4,150             153,550
Idearc, Inc.                                         5,000              81,300
New York Times Co., Class A                          1,300              21,762
Omnicom Group, Inc.                                  9,260             420,126
WPP Group PLC, Sponsored ADR                         1,340              82,303
                                                                  ------------
                                                                       885,143
                                                                  ------------
METALS & MINING (1.0%)
AK Steel Holding Corp.(a)                              500              23,890
Alcoa, Inc.                                          9,400             311,140
ArcelorMittal                                        1,600             106,224
Carpenter Technology Corp.                             700              43,148
Cleveland-Cliffs, Inc.                                 800              81,472
Commercial Metals Co.                                4,300             121,905
Freeport-McMoRan Copper & Gold, Inc., Class B        4,814             428,590
Haynes International, Inc.(a)                        1,600              70,688
Kaiser Aluminum Corp.                                  500              31,980
Newmont Mining Corp.                                 3,200             173,888
Nucor Corp.                                          3,000             173,400
Reliance Steel & Aluminum Co.                        1,600              78,736
USEC, Inc.(a)                                        4,600              37,122
                                                                  ------------
                                                                     1,682,183
                                                                  ------------
MULTI-UTILITIES (0.8%)
Ameren Corp.                                         2,600             116,506
CMS Energy Corp.                                     5,600              87,752
Consolidated Edison, Inc.                              200               8,716
Dominion Resources, Inc.                             5,600             240,800
Duke Energy Corp.                                   27,000             503,820
PG&E Corp.                                           5,480             224,899
Public Service Enterprise Group, Inc.                  960              92,160

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                   ------             -----
COMMON STOCKS -- CONTINUED
MULTI-UTILITIES -- CONTINUED
Wisconsin Energy Corp.                               2,200        $    100,166
                                                                  ------------
                                                                     1,374,819
                                                                  ------------
MULTILINE RETAIL (1.2%)
Dillard's, Inc., Class A                             1,200              23,796
Family Dollar Stores, Inc.                           6,700             140,901
Kohl's Corp.(a)                                     16,840             768,578
Macy's, Inc.                                        15,210             420,404
Nordstrom, Inc.                                     16,372             636,871
                                                                  ------------
                                                                     1,990,550
                                                                  ------------
OIL, GAS & CONSUMABLE FUELS (9.8%)
Apache Corp.                                         2,280             217,603
Arena Resources, Inc.(a)                               400              14,228
Berry Petroleum Co., Class A                         2,200              82,434
BP PLC, Sponsored ADR                                1,000              63,750
Chevron Corp.                                       28,011           2,366,929
Comstock Resources, Inc.(a)                          2,900              91,930
ConocoPhillips                                      14,588           1,171,708
CONSOL Energy, Inc.                                 16,355           1,193,915
Devon Energy Corp.                                   3,850             327,173
EOG Resources, Inc.                                 12,320           1,078,000
EXCO Resources, Inc.(a)                              9,850             147,652
Exxon Mobil Corp.                                   58,260           5,033,664
Frontier Oil Corp.                                   2,800              98,756
Hess Corp.                                           9,280             842,902
Holly Corp.                                          1,200              58,104
Marathon Oil Corp.                                  12,390             580,472
Massey Energy Co.                                    2,400              89,232
Occidental Petroleum Corp.                           5,200             352,924
Parallel Petroleum Corp.(a)                          4,500              62,460
Petroleo Brasileiro S.A, ADR                         5,400             600,156
Royal Dutch Shell PLC, ADR                           1,100              78,551
St. Mary Land & Exploration Co.                      1,300              45,799
Tesoro Corp.                                         1,200              46,860
Total SA, Sponsored ADR                              4,570             332,605
Transocean, Inc.(a)                                  3,409             417,943
Valero Energy Corp.                                  9,500             562,305
                                                                  ------------
                                                                    15,958,055
                                                                  ------------
PAPER & FOREST PRODUCTS (0.1%)
Domtar Corp.(a)                                      5,300              42,771
International Paper Co.                              3,000              96,750
Louisiana-Pacific Corp.                              4,100              62,607
                                                                  ------------
                                                                       202,128
                                                                  ------------
PERSONAL PRODUCTS (0.5%)
Alberto-Culver Co.                                   3,300              88,407
Avon Products, Inc.                                 16,960             593,939
The Estee Lauder Cos., Inc., Class A                 3,000             126,600
                                                                  ------------
                                                                       808,946
'                                                                 ------------
PHARMACEUTICALS (5.4%)
Abbott Laboratories                                 21,918           1,233,983
Bristol-Myers Squibb Co.                            21,200             491,628
Cubist Pharmaceuticals, Inc.(a)                      1,900              32,281
Elan Corp. PLC, Sponsored ADR(a)                    36,316             922,790
Eli Lilly & Co.                                     15,200             783,104
GlaxoSmithKline PLC, ADR                             1,500              71,070
Johnson & Johnson                                   33,500           2,119,210
King Pharmaceuticals, Inc.(a)                       16,800             176,232
Merck & Co., Inc.                                   45,805           2,119,855
Par Pharmaceutical Cos., Inc.(a)                       300               5,754
Schering-Plough Corp.                                7,600             148,732
Teva Pharmaceutical Industries Ltd.,
   Sponsored ADR                                     1,800              82,872
Wyeth                                               14,490             576,702
                                                                  ------------
                                                                     8,764,213
                                                                  ------------
REAL ESTATE INVESTMENT TRUST (0.4%)
CapitalSource, Inc.                                  1,200              19,692
Duke Realty Corp.                                    4,200              99,288
Extra Space Storage, Inc.                            2,300              34,822
First Potomac Realty Trust                           4,600              79,994
HRPT Properties Trust                                4,300              34,185
Mack-Cali Realty Corp.                               3,300             117,216
Newcastle Investment Corp.                           1,100              13,750
ProLogis                                             4,200             249,270
RAIT Financial Trust                                 4,400              40,744
                                                                  ------------
                                                                       688,961
                                                                  ------------
ROAD & RAIL (0.3%)
Atmel Corp.(a)                                       5,500              17,380
Avis Budget Group, Inc.(a)                           3,400              45,390
Burlington Northern Santa Fe Corp.                   1,840             159,197
Celadon Group, Inc.(a)                               2,900              27,666
J.B. Hunt Transport Services, Inc.                   3,450             107,295
Knight Transportation, Inc.                          3,200              54,912
Norfolk Southern Corp.                                 410              22,300
Vitran Corp, Inc.(a)                                 1,400              20,020
                                                                  ------------
                                                                       454,160
                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Applied Micro Circuits Corp.(a)                      1,900              15,257
Broadcom Corp., Class A(a)                          15,599             344,426
FormFactor, Inc.(a)                                    700              16,954
Integrated Device Technology, Inc.(a)               13,800             102,810
Intel Corp.                                         15,300             324,360
LSI Logic Corp.(a)                                  16,400              85,608
MEMC Electronic Materials, Inc.(a)                   1,700             121,482
MKS Instruments, Inc.(a)                             1,800              33,480
NVIDIA Corp.(a)                                      4,200             103,278
PMC-Sierra, Inc.(a)                                 88,190             413,611
Power Integrations, Inc.(a)                          4,850             123,578
Texas Instruments, Inc.                              9,100             281,463
Verigy Ltd.(a)                                         100               2,088
                                                                  ------------
                                                                     1,968,395
                                                                  ------------
SOFTWARE (4.2%)
Adobe Systems, Inc.(a)                              37,753           1,318,712
Amdocs Ltd.(a)                                       1,600              52,944
Blackboard, Inc.(a)                                  1,300              45,474
BMC Software, Inc.(a)                                6,100             195,444
Compuware Corp.(a)                                  11,300              96,050
Electronic Arts, Inc.(a)                             9,031             427,798
Epicor Software Corp.(a)                             8,750              96,688

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                   ------             -----
COMMON STOCKS -- CONTINUED
SOFTWARE -- CONTINUED
Microsoft Corp.                                     99,984        $  3,259,478
Oracle Corp.(a)                                     48,530             997,292
Parametric Technology Corp.(a)                       1,700              27,965
Solera Holdings, Inc.(a)                             4,200              95,718
Symantec Corp.(a)                                    9,200             164,956
Synopsys, Inc.(a)                                    5,400             118,908
                                                                  ------------
                                                                     6,897,427
                                                                  ------------
SPECIALTY RETAIL (1.0%)
Advance Auto Parts, Inc.                             1,130              40,318
Barnes & Noble, Inc.                                 2,100              71,295
Citi Trends, Inc.(a)                                 1,800              24,606
GameStop Corp., Class A(a)                           3,800             196,574
Gap, Inc.                                            9,900             189,288
Guess?, Inc.                                         2,600              97,006
Home Depot, Inc.                                     9,800             300,566
Limited Brands                                       3,500              66,815
Lowe's Cos., Inc.                                    2,100              55,524
Office Depot, Inc.(a)                                4,400              65,252
RadioShack Corp.                                     2,900              50,315
Rent-A-Center, Inc.(a)                               2,300              39,330
Ross Stores, Inc.                                    2,500              72,875
Select Comfort Corp.(a)                             12,450              97,857
Staples, Inc.                                        5,020             120,179
The Sherwin-Williams Co.                             1,480              84,671
TJX Cos., Inc.                                       3,900             123,084
                                                                  ------------
                                                                     1,695,555
                                                                  ------------
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Crocs, Inc.(a)                                      13,802             480,172
Jones Apparel Group, Inc.                            5,300              89,040
NIKE, Inc., Class B                                 12,420             767,059
VF Corp.                                             1,900             147,003
                                                                  ------------
                                                                     1,483,274
                                                                  ------------
THRIFTS & MORTGAGE FINANCE (0.5%)
Corus Bankshares, Inc.                               3,700              47,064
Federal Home Loan Mortgage Corp.                     4,550             138,275
Federal National Mortgage Assoc.                    13,320             451,015
Washington Mutual, Inc.                              9,700             193,224
                                                                  ------------
                                                                       829,578
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Beacon Roofing Supply, Inc.(a)                       9,850              91,408
Rush Enterprises, Inc., Class A(a)                   4,500              75,510
W.W. Grainger, Inc.                                  1,940             154,366
Watsco, Inc.                                         4,250             156,740
                                                                  ------------
                                                                       478,024
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp., Class A(a)                     6,600             247,698
NII Holdings, Inc.(a)                                9,165             390,979
Sprint Corp.                                        42,610             448,683
Telephone & Data Systems, Inc.                         300              15,822
Vodafone Group PLC, Sponsored ADR                    8,655             301,194
                                                                  ------------
                                                                     1,404,376
                                                                  ------------
TOTAL COMMON STOCKS (COST $149,834,533)                            157,758,363
                                                                  ------------
U.S. TREASURY BILLS (0.3%)
U.S. Treasury Bills, 2.92%, 3/20/08 +              400,000             399,069
                                                                  ------------
TOTAL INVESTMENTS (COST $150,232,986) 97.0%                        158,157,432

OTHER ASSETS IN EXCESS OF LIABILITIES 3.0%                           4,962,972
                                                                  ------------
NET ASSETS 100.0%                                                 $163,120,404
                                                                  ============

(a)  Represents non-income producing security.
(b)  Shares are held in escrow.
+ All of this security is segregated as collateral with the custodian for futures contracts.
ADR  American Depositary Receipt
LLC  Limited Liability Co.
PLC  Public Limited Co.

FUTURES CONTRACTS
-----------------

                                                        Notional
Number of                                Expiration     Value at        Unrealized
Contracts     Description                   Date         1/31/08      (Depreciation)
---------     -----------                   ----         -------      --------------
              LONG FUTURES OUTSTANDING
              ------------------------
        1    Nasdaq 100 E-Mini Index       3/20/08        $36,955           $(5,631)
        4    S&P 400 E-mini Index           3/1/08        322,560           (17,113)
       37    S&P 500 E-mini Index          3/20/08      2,552,260          (180,440)
        2    S&P 500 Futures Index         3/20/08        689,800           (60,460)

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (2.5%)
AAR Corp.(a)                                         1,160         $    34,174
Alliant Techsystems, Inc.(a)                           687              72,719
Applied Signal Technology, Inc.                        460               6,146
BE Aerospace, Inc.(a)                                1,660              64,093
Ceradyne, Inc.(a)                                      870              41,890
Cubic Corp.                                            470              12,624
Curtiss-Wright Corp.                                 1,340              55,878
DRS Technologies, Inc.                                 741              39,769
Esterline Technologies Corp.(a)                        860              40,067
GenCorp, Inc.(a)                                     1,550              18,197
General Dynamics Corp.                               1,810             152,873
Goodrich Corp.                                         530              33,151
Honeywell International, Inc.                        3,080             181,936
Kaman Corp., Class A                                   780              23,041
L-3 Communications Holdings, Inc.                      660              73,148
Lockheed Martin Corp.                                1,510             162,959
Moog, Inc., Class A(a)                               1,240              57,090
Northrop Grumman Corp.                               1,620             128,563
Precision Castparts Corp.                              580              66,004
Raytheon Co.                                         1,840             119,858
Rockwell Collins, Inc.                                 720              45,504
Teledyne Technologies, Inc.(a)                       1,070              55,244
The Boeing Co.                                       3,228             268,505
Triumph Group, Inc.                                    530              28,620
United Technologies Corp.                            4,090             300,247
                                                                   -----------
                                                                     2,082,300
                                                                   -----------
AIR FREIGHT & LOGISTICS (0.7%)
C.H. Robinson Worldwide, Inc.                          670              37,212
Expeditors International of Washington, Inc.         1,280              60,531
FedEx Corp.                                          1,430             133,676
Forward Air Corp.                                      845              26,195
Hub Group, Inc., Class A(a)                          1,150              33,500
United Parcel Service, Inc., Class B                 4,320             316,051
                                                                   -----------
                                                                       607,165
                                                                   -----------
AIRLINES (0.2%)
AirTran Holdings, Inc.(a)                            1,710              14,757
Alaska Air Group, Inc.(a)                              820              20,746
Frontier Airlines Holdings, Inc.(a)                  1,130               3,390
JetBlue Airways Corp.(a)                             3,105              21,456
Mesa Air Group, Inc.(a)                                980               3,440
SkyWest, Inc.                                        2,000              52,040
Southwest Airlines Co.                               3,430              40,234
                                                                   -----------
                                                                       156,063
                                                                   -----------
AUTO COMPONENTS (0.5%)
ArvinMeritor, Inc.                                   1,330              18,061
BorgWarner, Inc.                                     2,240             113,367
Drew Industries, Inc.(a)                               490              13,274
Gentex Corp.                                         3,240              51,386
Goodyear Tire & Rubber Co.(a)                          820              20,639
Johnson Controls, Inc.                               2,640              93,377
Lear Corp.(a)                                        1,420              41,691
LKQ Corp.(a)                                         3,310              59,216
Modine Manufacturing Co.                               690              10,654
Standard Motor Products, Inc.                          620               5,121
Superior Industries International, Inc.                740              13,483
                                                                   -----------
                                                                       440,269
                                                                   -----------
AUTO PARTS & EQUIPMENT (0.0%)
Spartan Motors, Inc.                                   520               4,664
                                                                   -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                              470               2,444
Fleetwood Enterprises, Inc.(a)                       1,820               8,518
Ford Motor Co.(a)                                    7,120              47,277
General Motors Corp.                                 2,240              63,414
Harley-Davidson, Inc.                                1,120              45,450
Monaco Coach Corp.                                     820               8,339
Thor Industries, Inc.                                  670              23,664
Winnebago Industries, Inc.                             910              19,165
                                                                   -----------
                                                                       218,271
                                                                   -----------
BEVERAGES (1.3%)
Coca-Cola Co.                                        8,170             483,419
Coca-Cola Enterprises, Inc.                          1,690              38,988
Hansen Natural Corp.(a)                              1,090              42,031
Pepsi Bottling Group, Inc.                             890              31,017
PepsiAmericas, Inc.                                  1,360              33,510
PepsiCo, Inc.                                        6,670             454,827
                                                                   -----------
                                                                     1,083,792
                                                                   -----------
BIOTECHNOLOGY (1.3%)
Amgen, Inc.(a)                                       4,510             210,121
ArQule, Inc.(a)                                      1,090               5,286
Biogen Idec, Inc.(a)                                 1,250              76,187
Celgene Corp.(a)                                     1,630              91,459
Cephalon, Inc.(a)                                    1,360              89,257
Genzyme Corp.(a)                                     1,240              96,881
Gilead Sciences, Inc.(a)                             3,800             173,622
LifeCell Corp.(a)                                    1,000              39,510
Martek Biosciences Corp.(a)                          1,100              31,350
Millennium Pharmaceuticals, Inc.(a)                  6,170              93,599
PDL BioPharma, Inc.(a)                               2,260              33,742
PerkinElmer, Inc.                                      530              13,192
Regeneron Pharmaceuticals, Inc.(a)                   2,150              43,602
Savient Pharmaceuticals, Inc.(a)                     1,860              35,991
Vertex Pharmaceuticals, Inc.(a)                      2,530              51,511
                                                                   -----------
                                                                     1,085,310
                                                                   -----------
BUILDING PRODUCTS (0.3%)
Apogee Enterprises, Inc.                               800              13,960
Griffon Corp.(a)                                       840               9,156
Lennox International, Inc.                           1,980              73,577
Masco Corp.                                          1,740              39,898
NCI Building Systems, Inc.(a)                          630              18,119
Simpson Manufacturing Co., Inc.                      1,060              29,203
Trane, Inc.                                            660              29,555
Universal Forest Products, Inc.                        600              21,720
                                                                   -----------
                                                                       235,188
                                                                   -----------
CAPITAL MARKETS (2.7%)
American Capital Strategies Ltd.                       790              27,784
Ameriprise Financial, Inc.                           1,006              55,642

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
CAPITAL MARKETS -- CONTINUED
Bank of New York Mellon Corp.                        4,601         $   214,545
Bear Stearns Cos., Inc.                                560              50,568
Charles Schwab Corp.                                 4,460              99,458
E*TRADE Financial Corp.(a)                           1,600               7,952
Eaton Vance Corp.                                    2,250              83,857
Federated Investors, Inc.                              440              18,731
Franklin Resources, Inc.                               770              80,257
Goldman Sachs Group, Inc.                            1,590             319,224
Investment Technology Group, Inc.(a)                 1,380              64,819
Janus Capital Group, Inc.                              870              23,499
Jefferies Group, Inc.                                1,980              40,036
LaBranche & Co., Inc.(a)                             1,650               9,421
Legg Mason, Inc.                                       670              48,240
Lehman Brothers Holdings, Inc.                       2,180             139,890
Merrill Lynch & Co., Inc.                            3,712             209,357
Morgan Stanley                                       4,270             211,066
Northern Trust Corp.                                   910              66,757
optionsXpress Holdings, Inc.                         1,310              35,527
Piper Jaffray Cos., Inc.(a)                            620              29,376
Raymond James Financial, Inc.                        1,845              51,826
SEI Investments Co.                                  2,240              62,048
State Street Corp.                                   1,667             136,894
SWS Group, Inc.                                        780              11,973
T. Rowe Price Group, Inc.                            1,120              56,661
Tradestation Group, Inc.(a)                            520               5,668
Waddell & Reed Financial, Inc., Class A              1,510              50,102
                                                                   -----------
                                                                     2,211,178
                                                                   -----------
CHEMICALS (2.3%)
A. Schulman, Inc.                                      800              16,312
Air Products & Chemicals, Inc.                       1,030              92,721
Airgas, Inc.                                         1,470              68,223
Albemarle Corp.                                      1,420              51,489
Arch Chemicals, Inc.                                   750              25,252
Ashland, Inc.                                          280              12,748
Cabot Corp.                                          1,200              35,676
CF Industries Holdings, Inc.                           890              95,168
Chemtura Corp.                                       4,283              28,696
Cytec Industries, Inc.                                 820              46,420
Dow Chemical Co.                                     3,810             147,295
E.I. Du Pont De Nemours & Co.                        3,760             169,877
Ecolab, Inc.                                           830              40,047
Ferro Corp.                                            680              12,022
FMC Corp.                                            1,370              72,829
Georgia Gulf Corp.                                     980               7,644
H.B. Fuller Co.                                      1,760              36,538
Hercules, Inc.                                         260               4,558
International Flavors & Fragrances, Inc.               420              17,896
Lubrizol Corp.                                       1,290              67,867
Material Sciences Corp.(a)                             510               3,305
Minerals Technologies, Inc.                            440              23,936
Monsanto Co.                                         2,170             243,995
Olin Corp.                                           1,220              24,998
OM Group, Inc.(a)                                    1,000              57,380
OMNOVA Solutions, Inc.(a)                            1,230               5,633
Penford Corp.                                          280               6,264
PolyOne Corp.(a)                                     2,540              15,646
PPG Industries, Inc.                                   840              55,516
Praxair, Inc.                                        1,410             114,083
Quaker Chemical Corp.                                  180               3,600
Rohm & Haas Co.                                        610              32,543
RPM International, Inc.                              1,910              41,332
Sensient Technologies Corp.                            790              20,982
Sigma-Aldrich Corp.                                    560              27,810
Terra Industries, Inc.(a)                            1,700              76,619
The Scotts Miracle-Gro Co., Class A                    840              32,794
The Valspar Corp.                                    1,860              37,256
Tronox, Inc., Class B                                  994               7,276
Zep, Inc.                                              615              10,160
                                                                   -----------
                                                                     1,890,406
                                                                   -----------
COMMERCIAL BANKS (3.8%)
Alabama National Bancorp                               580              45,385
Associated Banc-Corp                                 2,510              70,732
Bank of Hawaii Corp.                                   960              48,355
BB&T Corp.                                           2,340              84,895
Boston Private Financial Holdings, Inc.              1,020              23,287
Cascade Bancorp                                        530               6,837
Cathay General Bancorp                               1,010              26,189
Central Pacific Financial Corp.                        920              17,480
City National Corp.                                    930              52,898
Colonial BancGroup, Inc.                             2,500              39,250
Columbia Banking System, Inc.                          550              14,141
Comerica, Inc.                                         760              33,151
Commerce Bancorp, Inc.                                 790              30,107
Community Bank System, Inc.                            860              18,765
Cullen/Frost Bankers, Inc.                           1,140              62,062
East West Bancorp, Inc.                              1,880              45,233
Fifth Third Bancorp                                  2,430              65,853
First Bancorp                                        2,610              24,952
First Commonwealth Financial Corp.                     490               5,684
First Community Bancorp                                550              19,541
First Horizon National Corp.                           650              14,086
First Midwest Bancorp, Inc.                          1,500              46,800
FirstMerit Corp.                                     1,360              30,423
Frontier Financial Corp.                               960              19,546
Glacier Bancorp, Inc.                                1,215              22,611
Hancock Holding Co.                                    790              32,785
Hanmi Financial Corp.                                  620               5,332
Huntington Bancshares, Inc.                            780              10,491
Independent Bank Corp.                                 399               5,554
Irwin Financial Corp.                                  710               8,158
KeyCorp                                              1,690              44,193
M&T Bank Corp.                                         620              56,897
Marshall & Ilsley Corp.                              1,060              29,574
Nara Bancorp, Inc.                                     730               8,877
National City Corp.                                  3,299              58,689
PNC Financial Services Group, Inc.                   1,593             104,534
PrivateBancorp, Inc.                                   600              22,080
Prosperity Bancshares, Inc.                          1,090              31,337
Provident Bankshares Corp.                             980              20,315
Regions Financial Corp.                              3,072              77,537
Signature Bank(a)                                      870              29,154
South Financial Group, Inc.                          2,150              37,152
Sterling Bancorp                                       220               3,148
Sterling Bancshares, Inc.                            1,860              18,656
Sterling Financial Corp.                             1,445              25,707
SunTrust Banks, Inc.                                 1,690             116,525

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
COMMERCIAL BANKS -- CONTINUED
Susquehanna Bancshares, Inc.                         2,310         $    49,018
SVB Financial Group(a)                                 620              30,008
Synovus Financial Corp.                              2,620              34,610
TCF Financial Corp.                                  2,400              51,000
U.S. Bancorp                                         7,250             246,137
UCBH Holdings, Inc.                                  2,700              38,124
UMB Financial Corp.                                  1,040              43,815
Umpqua Holdings Corp.                                1,570              25,748
United Bankshares, Inc.                              1,160              37,306
United Community Banks, Inc.                         1,010              19,503
Wachovia Corp.                                       8,821             343,402
Wells Fargo & Co.                                   13,669             464,883
Westamerica Bancorp                                    590              29,217
Whitney Holding Corp.                                1,920              51,533
Wilmington Trust Corp.                               1,380              48,121
Wintrust Financial Corp.                               780              29,671
Zions Bancorp                                          590              32,297
                                                                   -----------
                                                                     3,189,351
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Industries, Inc.                                 1,320              27,350
Administaff, Inc.                                      720              21,607
Allied Waste Industries, Inc.(a)                     1,280              12,608
Angelica Corp.                                         280               4,844
Avery Dennison Corp.                                   540              27,983
Bowne & Co., Inc.                                    1,420              17,466
Brady Corp.                                          1,700              51,629
CDI Corp.                                              450               8,752
ChoicePoint, Inc.(a)                                 1,510              50,268
Cintas Corp.                                           560              18,379
Coinstar, Inc.(a)                                    1,020              31,365
Consolidated Graphics, Inc.(a)                         460              23,143
Copart, Inc.(a)                                      1,370              56,006
Deluxe Corp.                                           950              23,104
Equifax, Inc.                                          590              21,883
G & K Services, Inc., Class A                          690              27,579
Healthcare Services Group                            1,045              25,352
Heidrick & Struggles International, Inc.               590              16,213
Herman Miller, Inc.                                  1,250              39,725
HNI Corp.                                              910              30,631
Kelly Services, Inc., Class A                          500               8,610
Korn/Ferry International, Inc.(a)                      710              11,424
Manpower, Inc.                                       1,570              88,328
Mine Safety Appliances Co.                             570              25,439
Mobile Mini, Inc.(a)                                   970              14,744
Monster Worldwide, Inc.(a)                             540              15,039
Moody's Corp.                                          960              33,590
Navigant Consulting, Inc.(a)                           870              10,301
On Assignment, Inc.(a)                                 930               5,171
Pitney Bowes, Inc.                                   1,350              49,545
R.R. Donnelley & Sons Co.                            1,070              37,332
Republic Services, Inc., Class A                     3,465             103,950
Robert Half International, Inc.                        680              18,890
Rollins, Inc.                                        1,245              22,149
School Specialty, Inc.(a)                              580              18,827
Spherion Corp.(a)                                    1,660              11,089
Standard Register Co.                                1,090              10,595
Stericycle, Inc.(a)                                  1,630              96,594
Tetra Tech, Inc.(a)                                  1,840              36,230
The Brink's Co.                                        930              56,386
The Corporate Executive Board Co.                      810              46,615
The Dun & Bradstreet Corp.                           1,265             116,355
Total System Services, Inc.                            571              13,190
TrueBlue, Inc.(a)                                    1,490              21,262
United Stationers, Inc.(a)                             890              49,181
Viad Corp.                                             740              19,795
Volt Information Sciences, Inc.(a)                     415               7,748
Waste Connections, Inc.(a)                           2,205              64,298
Waste Management, Inc.                               2,570              83,371
Watson Wyatt & Co. Holdings                          1,410              69,301
Wright Express Corp.(a)                              1,250              37,425
                                                                   -----------
                                                                     1,738,661
                                                                   -----------
COMMUNICATIONS EQUIPMENT (2.3%)
ADC Telecommunications, Inc.(a)                      1,910              28,249
ADTRAN, Inc.                                         1,270              26,429
Arris Group, Inc.(a)                                 4,153              36,505
Avocent Corp.(a)                                       970              16,102
Bel Fuse, Inc.                                         430              11,644
Belden CDT, Inc.                                     1,460              61,758
Black Box Corp.                                        730              24,280
Blue Coat Systems, Inc.(a)                           1,240              33,319
Ciena Corp.(a)                                         402              10,906
Cisco Systems, Inc.(a)                              24,310             595,595
CommScope, Inc.(a)                                   1,267              56,191
Comtech Telecommunications Corp.(a)                    800              35,840
Corning, Inc.                                        6,150             148,030
Digi International, Inc.(a)                            690               8,080
Ditech Networks, Inc.(a)                               690               2,153
Dycom Industries, Inc.(a)                              760              17,951
F5 Networks, Inc.(a)                                 1,640              38,589
Foundry Networks, Inc.(a)                            2,640              36,432
Harmonic, Inc.(a)                                    2,130              23,260
Harris Corp.                                         2,580             141,100
JDS Uniphase Corp.(a)                                  680               7,079
Juniper Networks, Inc.(a)                            2,120              57,558
Motorola, Inc.                                       9,150             105,500
NETGEAR, Inc.(a)                                     1,180              31,459
Network Equipment Technologies, Inc.(a)                780               5,803
PCTel, Inc.(a)                                       1,320               8,276
Plantronics, Inc.                                      910              17,381
Polycom, Inc.(a)                                     1,630              41,158
QUALCOMM, Inc.                                       6,810             288,880
Symmetricom, Inc.(a)                                 1,330               5,812
Tellabs, Inc.(a)                                     1,664              11,348
Tollgrade Communications, Inc.(a)                      410               2,489
ViaSat, Inc.(a)                                        840              17,447
                                                                   -----------
                                                                     1,952,603
                                                                   -----------
COMPUTERS & PERIPHERALS (2.9%)
Adaptec, Inc.(a)                                     3,220              10,046
Apple Computer, Inc.(a)                              3,446             466,451
Avid Technology, Inc.(a)                             1,225              31,752
Dell, Inc.(a)                                        9,100             182,364
Diebold, Inc.                                        1,370              35,456
EMC Corp.(a)                                         8,410             133,467
Hewlett-Packard Co.                                 10,500             459,375
Hutchinson Technology, Inc.(a)                         910              14,351

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
COMPUTERS & PERIPHERALS -- CONTINUED
Imation Corp.                                          740         $    19,173
International Business Machines Corp.                5,723             614,307
Lexmark International, Inc., Class A(a)                510              18,467
NCR Corp.(a)                                         3,210              68,951
Network Appliance, Inc.(a)                           1,520              35,294
Novatel Wireless, Inc.(a)                              950              15,200
Palm, Inc.                                           1,760               9,539
SanDisk Corp.(a)                                       990              25,196
Stratasys, Inc.(a)                                     710              15,691
Sun Microsystems, Inc.(a)                            3,307              57,873
Synaptics, Inc.(a)                                     860              22,790
Teradata Corp.(a)                                    1,320              31,442
Western Digital Corp.(a)                             4,070             107,651
                                                                   -----------
                                                                     2,374,836
                                                                   -----------
CONSTRUCTION & ENGINEERING (0.6%)
EMCOR Group, Inc.(a)                                 1,910              41,886
Fluor Corp.                                            380              46,235
Granite Construction, Inc.                             610              23,223
Insituform Technologies, Inc., Class A(a)              790              10,033
KBR, Inc.(a)                                         3,130              98,877
Quanta Services, Inc.(a)                             2,970              65,102
Shaw Group, Inc.(a)                                  2,620             148,030
URS Corp.(a)                                         1,610              70,679
                                                                   -----------
                                                                       504,065
                                                                   -----------
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)                                  1,160              13,073
Martin Marietta Materials, Inc.                        796              97,685
Texas Industries, Inc.                                 880              49,870
Vulcan Materials Co.                                   563              44,173
                                                                   -----------
                                                                       204,801
                                                                   -----------
CONSUMER FINANCE (0.6%)
American Express Co.                                 4,840             238,709
AmeriCredit Corp.(a)                                 2,260              30,081
Capital One Financial Corp.                          1,748              95,808
Cash America International, Inc.                       920              29,909
Discover Financial Services                          1,990              34,825
First Cash Financial Services, Inc.(a)                 600               6,006
Rewards Network, Inc.(a)                               720               3,542
SLM Corp.                                            1,940              42,195
World Acceptance Corp.(a)                              520              15,569
                                                                   -----------
                                                                       496,644
                                                                   -----------
CONTAINERS & PACKAGING (0.4%)
AptarGroup, Inc.                                     2,080              78,458
Ball Corp.                                             450              20,650
Bemis Co., Inc.                                        420              11,416
Caraustar Industries, Inc.(a)                          840               2,503
Chesapeake Corp.                                       550               2,442
Myers Industries, Inc.                                 890              10,457
Packaging Corp. of America                           1,730              41,935
Pactiv Corp.(a)                                        600              17,166
Rock-Tenn Co., Class A                                 940              26,875
Sealed Air Corp.                                       720              18,828
Sonoco Products Co.                                  1,750              54,005
Temple-Inland, Inc.                                  1,840              34,500
                                                                   -----------
                                                                       319,235
                                                                   -----------
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)                             680               6,977
Building Materials Holding Corp.                       770               5,243
Genuine Parts Co.                                      760              33,387
                                                                   -----------
                                                                        45,607
                                                                   -----------
DIVERSIFIED CONSUMER SERVICES (0.6%)
Apollo Group, Inc., Class A(a)                         610              48,641
Bright Horizons Family Solutions, Inc.(a)              800              34,056
Career Education Corp.(a)                            1,700              36,958
Corinthian Colleges, Inc.(a)                         1,600              13,520
DeVry, Inc.                                          1,120              61,813
H&R Block, Inc.                                      1,520              29,290
ITT Educational Services, Inc.(a)                      570              52,069
Matthews International Corp., Class A                  610              29,811
Pre-Paid Legal Services, Inc.(a)                       350              19,443
Regis Corp.                                            850              21,531
Service Corp. International                          4,210              50,646
Sotheby's                                            1,230              38,216
Strayer Education, Inc.                                310              53,500
Universal Technical Institute, Inc.(a)                 690              10,267
                                                                   -----------
                                                                       499,761
                                                                   -----------
DIVERSIFIED FINANCIAL SERVICES (2.8%)
Bank of America Corp.                               17,819             790,273
CIT Group, Inc.                                        810              22,647
Citigroup, Inc.                                     19,920             562,142
CME Group, Inc.                                        222             137,396
Financial Federal Corp.                                840              20,194
IntercontinentalExchange, Inc.(a)                      290              40,588
JP Morgan Chase & Co.                               13,640             648,582
NYSE Euronext                                        1,120              88,088
Portfolio Recovery Associates, Inc.                    510              18,544
                                                                   -----------
                                                                     2,328,454
                                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.                                          24,577             945,969
CenturyTel, Inc.                                       510              18,824
Cincinnati Bell, Inc.(a)                             4,040              15,675
Citizens Communications Co.                          1,871              21,460
Embarq Corp.                                           706              31,982
General Communication, Inc., Class A(a)              2,000              14,420
NeuStar, Inc., Class A(a)                            1,380              41,000
Qwest Communications International, Inc.             6,710              39,455
Verizon Communications, Inc.                        11,850             460,254

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
DIVERSIFIED TELECOMMUNICATION SERVICES -- CONTINUED
Windstream Corp.                                     1,654         $    19,203
                                                                   -----------
                                                                     1,608,242
                                                                   -----------
ELECTRIC UTILITIES (1.9%)
Allegheny Energy, Inc.                                 710              38,901
ALLETE, Inc.                                           890              34,256
American Electric Power Co., Inc.                    1,840              78,807
Central Vermont Public Service Corp.                   370              10,778
Cleco Corp.                                          1,610              41,619
DPL, Inc.                                            2,470              68,567
Edison International                                 1,360              70,938
El Paso Electric Co.(a)                              1,410              33,036
Entergy Corp.                                          960             103,853
Exelon Corp.                                         2,890             220,189
FirstEnergy Corp.                                    1,450             103,269
FPL Group, Inc.                                      1,810             116,709
Great Plains Energy, Inc.                            1,460              40,705
Hawaiian Electric Industries, Inc.                   1,360              30,573
IDACORP, Inc.                                          840              27,418
Northeast Utilities                                  2,560              70,963
Pepco Holdings, Inc.                                 3,170              80,708
Pinnacle West Capital Corp.                            570              21,899
PPL Corp.                                            1,640              80,229
Progress Energy, Inc.                                1,270              57,366
Sierra Pacific Resources                             3,500              52,395
Southern Co.                                         3,400             123,590
UIL Holdings Corp.                                     843              28,788
Unisource Energy Corp.                               1,050              30,849
Westar Energy, Inc.                                  1,550              37,758
                                                                   -----------
                                                                     1,604,163
                                                                   -----------
ELECTRICAL EQUIPMENT (0.9%)
A.O. Smith Corp.                                       660              23,100
Acuity Brands, Inc.                                  1,310              59,618
AMETEK, Inc.                                         1,935              85,217
Baldor Electric Co.                                  1,380              41,786
C&D Technologies, Inc.(a)                              680               4,026
Cooper Industries Ltd., Class A                        760              33,850
Emerson Electric Co.                                 3,210             163,197
Hubbell, Inc., Class B                               1,110              52,925
MagneTek, Inc.(a)                                      890               3,373
REGAL-BELOIT Corp.                                   1,000              37,920
Rockwell Automation, Inc.                              710              40,484
Roper Industries, Inc.                               1,710              95,623
Thomas & Betts Corp.(a)                                910              41,178
Vicor Corp.                                            810               9,971
Woodward Governor Co.                                  910              57,130
                                                                   -----------
                                                                       749,398
                                                                   -----------
ELECTRONIC COMPONENTS (0.1%)
Tyco Electronics Ltd.                                2,040              68,972
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Agilent Technologies, Inc.(a)                        1,620              54,934
Agilysys, Inc.                                         930              14,155
Amphenol Corp., Class A                              3,290             131,402
Anixter International, Inc.(a)                       1,060              74,264
Arrow Electronics, Inc.(a)                           2,310              79,048
Avnet, Inc.(a)                                       2,800              99,708
Bell Microproducts, Inc.(a)                            820               4,313
Benchmark Electronics, Inc.(a)                       1,945              34,524
Brightpoint, Inc.(a)                                 1,608              20,454
Checkpoint Systems, Inc.(a)                          1,260              29,938
Cognex Corp.                                         1,300              19,890
CTS Corp.                                            1,000              10,600
Daktronics, Inc.                                     1,040              21,310
Electro Scientific Industries, Inc.(a)                 850              13,974
FARO Technologies, Inc.(a)                             540              12,895
FLIR Systems, Inc.(a)                                4,310             130,507
Gerber Scientific, Inc.(a)                             650               5,733
Ingram Micro, Inc.(a)                                2,480              44,094
Insight Enterprises, Inc.(a)                         1,380              23,833
Itron, Inc.(a)                                       1,020              84,048
Jabil Circuit, Inc.                                    680               9,010
Keithley Instruments, Inc.                             510               5,329
KEMET Corp.(a)                                       1,520               7,919
Littelfuse, Inc.(a)                                    730              22,185
LoJack Corp.(a)                                        500               6,170
Mercury Computer Systems, Inc.(a)                      770               6,391
Methode Electronics, Inc.                              980              11,878
Molex, Inc.                                            560              13,462
MTS Systems Corp.                                      640              21,510
National Instruments Corp.                           1,190              31,963
Newport Corp.(a)                                       770               8,085
Park Electrochemical Corp.                             680              16,102
Photon Dynamics, Inc.(a)                               660               5,887
Planar Systems, Inc.(a)                                420               2,377
Plexus Corp.(a)                                      1,440              32,530
RadiSys Corp.(a)                                       660               8,969
Rogers Corp.(a)                                        600              18,726
ScanSource, Inc.(a)                                    900              28,494
SYNNEX Corp.(a)                                        340               7,242
Tech Data Corp.(a)                                   1,200              41,256
Technitrol, Inc.                                     1,210              27,419
Trimble Navigation Ltd.(a)                           3,820             101,039
TTM Technologies, Inc.(a)                              740               7,526
Vishay Intertechnology, Inc.(a)                      3,320              34,827
Waters Corp.(a)                                        500              28,725
X-Rite, Inc.(a)                                        610               5,960
                                                                   -----------
                                                                     1,420,605
                                                                   -----------
ENERGY EQUIPMENT & SERVICES (3.0%)
Atwood Oceanics, Inc.(a)                               890              73,950
Baker Hughes, Inc.                                   1,370              88,954
Basic Energy Services, Inc.(a)                         520               9,303
BJ Services Co.                                      1,280              27,840
Bristow Group, Inc.(a)                                 730              36,755
Cameron International Corp.(a)                       4,000             161,040
CARBO Ceramics, Inc.                                   625              21,469
Dril-Quip, Inc.(a)                                     850              41,259
ENSCO International, Inc.                              640              32,717
Exterran Holdings, Inc.(a)                           1,263              82,398
FMC Technologies, Inc.(a)                            2,400             115,584
Grant Prideco, Inc.(a)                               2,340             116,485
Gulf Island Fabrication, Inc.                          320               8,006
Halliburton Co.                                      3,730             123,724
Helix Energy Solutions Group, Inc.(a)                2,852             105,438

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
ENERGY EQUIPMENT & SERVICES -- CONTINUED
Helmerich & Payne, Inc.                              1,910         $    74,910
ION Geophysical Corp.(a)                             2,300              28,520
Lufkin Industries, Inc.                                510              26,964
Matrix Service Co.(a)                                  790              14,236
Nabors Industries Ltd.(a)                            1,280              34,842
NATCO Group, Inc., Class A(a)                          610              27,926
National-Oilwell Varco, Inc.(a)                      1,416              85,286
Noble Corp.                                          1,040              45,521
Oceaneering International, Inc.(a)                   1,770             101,917
Patterson-UTI Energy, Inc.                           3,020              59,132
Pride International, Inc.(a)                         2,940              93,227
Rowan Cos., Inc.                                       390              13,276
Schlumberger Ltd.                                    4,840             365,226
SEACOR Holdings, Inc.(a)                               832              73,382
Smith International, Inc.                              810              43,910
Superior Energy Services, Inc.(a)                    1,450              58,130
Superior Well Services, Inc.(a)                        370               7,211
TETRA Technologies, Inc.(a)                          1,960              30,674
Tidewater, Inc.                                      1,030              54,549
Unit Corp.(a)                                        1,430              71,672
W-H Energy Services, Inc.(a)                           990              48,163
Weatherford International Ltd.(a)                    1,380              85,298
                                                                   -----------
                                                                     2,488,894
                                                                   -----------
FOOD & STAPLES RETAILING (1.8%)
BJ's Wholesale Club, Inc.(a)                         1,210              39,252
Casey's General Stores, Inc.                         1,440              37,440
Costco Wholesale Corp.                               1,850             125,689
CVS Corp.                                            6,005             234,615
Great Atlantic & Pacific Tea Co., Inc.(a)              690              20,610
Longs Drug Stores Corp.                              1,010              46,470
Nash Finch Co.                                         460              16,413
Performance Food Group Co.(a)                        1,100              34,793
Ruddick Corp.                                          780              26,582
Safeway, Inc.                                        1,890              58,571
Spartan Stores, Inc.                                   590              10,372
SUPERVALU, Inc.                                        860              25,852
SYSCO Corp.                                          2,620              76,111
The Kroger Co.                                       2,850              72,533
United Natural Foods, Inc.(a)                        1,280              30,694
Wal-Mart Stores, Inc.                                9,730             495,063
Walgreen Co.                                         3,960             139,036
Whole Foods Market, Inc.                               590              23,270
                                                                   -----------
                                                                     1,513,366
                                                                   -----------
FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland Co.                           2,590             114,089
Campbell Soup Co.                                    1,140              36,035
ConAgra Foods, Inc.                                  2,170              46,720
Corn Products International, Inc.                    1,850              62,530
Dean Foods Co.                                         680              19,040
Flowers Foods, Inc.                                  2,700              64,800
General Mills, Inc.                                  1,620              88,468
H.J. Heinz Co.                                       1,550              65,968
Hain Celestial Group, Inc.(a)                        1,240              33,480
Hershey Foods Corp.                                    810              29,322
Hormel Foods Corp.                                   1,650              63,921
J & J Snack Foods Corp.                                520              13,005
J.M. Smucker Co.                                     1,140              53,272
Kellogg Co.                                          1,290              61,791
Kraft Foods, Inc., Class A                           6,380             186,679
Lancaster Colony Corp.                                 520              18,127
Lance, Inc.                                            890              16,314
Mannatech, Inc.                                        160                 979
McCormick & Co., Inc.                                  590              19,895
Peet's Coffee & Tea, Inc.(a)                           470              10,312
Ralcorp Holdings, Inc.(a)                              830              45,160
Sanderson Farms, Inc.                                  510              17,141
Sara Lee Corp.                                       3,080              43,305
Smithfield Foods, Inc.(a)                            2,050              57,093
Tootsie Roll Industries, Inc.                          816              20,384
TreeHouse Foods, Inc.(a)                             1,016              21,204
Tyson Foods, Inc., Class A                           1,580              22,515
Wm. Wrigley Jr. Co.                                  1,020              58,579
                                                                   -----------
                                                                     1,290,128
                                                                   -----------
GAS UTILITIES (1.2%)
AGL Resources, Inc.                                  1,500              56,775
Atmos Energy Corp.                                   2,360              67,779
Energen Corp.                                        1,790             112,591
Equitable Resources, Inc.                            2,160             120,420
Laclede Group, Inc.                                    670              22,499
National Fuel Gas Co.                                1,400              60,354
New Jersey Resources Corp.                             880              41,263
Nicor, Inc.                                            170               6,970
Northwest Natural Gas Co.                              820              38,819
ONEOK, Inc.                                          1,870              87,890
Piedmont Natural Gas Co., Inc.                       2,130              53,399
Questar Corp.                                          680              34,619
South Jersey Industries, Inc.                          800              28,024
Southern Union Co.                                   3,490              94,858
Southwest Gas Corp.                                  1,190              33,974
Spectra Energy Corp.                                 2,423              55,341
UGI Corp.                                            3,480              92,638
WGL Holdings, Inc.                                     790              25,470
                                                                   -----------
                                                                     1,033,683
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Advanced Medical Optics, Inc.(a)                     1,107              23,280
Allscripts Healthcare Solutions, Inc.(a)             1,720              25,508
American Medical Systems Holdings, Inc.(a)           2,120              30,295
Analogic Corp.                                         490              28,939
ArthroCare Corp.(a)                                    930              37,228
Baxter International, Inc.                           2,720             165,213
Beckman Coulter, Inc.                                1,250              83,125
BioLase Technology, Inc.(a)                            740               2,501
Boston Scientific Corp.(a)                           4,847              58,794
C.R. Bard, Inc.                                        580              56,011
CONMED Corp.(a)                                        910              22,113
Cooper Cos., Inc.                                    1,480              58,282
Covidien Ltd.                                        2,000              89,260
Cyberonics, Inc.(a)                                    680               8,160
Datascope Corp.                                        470              15,237
DENTSPLY International, Inc.                         2,910             120,212
Edwards Lifesciences Corp.(a)                        1,170              54,136
Gen-Probe, Inc.(a)                                   1,050              60,008
Greatbatch, Inc.(a)                                    720              16,258

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
HEALTH CARE EQUIPMENT & SUPPLIES -- CONTINUED
Haemonetics Corp.(a)                                   880         $    52,659
Hillenbrand Industries, Inc.                         1,250              64,650
Hologic, Inc.(a)                                     2,377             152,984
Hospira, Inc.(a)                                       640              26,310
ICU Medical, Inc.(a)                                   470              13,343
IDEXX Laboratories, Inc.(a)                          2,070             116,686
Immucor, Inc.(a)                                     2,165              62,439
Integra LifeSciences Holdings(a)                       620              25,792
Intuitive Surgical, Inc.(a)                            719             182,626
Invacare Corp.                                       1,020              24,827
Kensey Nash Corp.(a)                                   400              10,860
Kinetic Concepts, Inc.(a)                            1,020              50,776
Medtronic, Inc.                                      4,690             218,413
Mentor Corp.                                         1,120              38,774
Meridian Bioscience, Inc.                            1,205              37,849
Merit Medical Systems, Inc.(a)                         750              12,060
Osteotech, Inc.(a)                                     480               2,822
Palomar Medical Technologies, Inc.(a)                  500               7,210
Possis Medical, Inc.(a)                                540               7,549
ResMed, Inc.(a)                                      1,470              68,473
Respironics, Inc.(a)                                 2,400             157,224
St. Jude Medical, Inc.(a)                            1,440              58,335
STERIS Corp.                                         1,280              31,718
Stryker Corp.                                        1,210              81,034
SurModics, Inc.(a)                                     520              22,703
Symmetry Medical, Inc.(a)                              830              15,106
Techne Corp.(a)                                        860              55,900
Theragenics Corp.(a)                                   920               3,560
Varian Medical Systems, Inc.(a)                        620              32,234
Varian, Inc.(a)                                        620              33,635
Vital Signs, Inc.                                      340              16,490
Zimmer Holdings, Inc.(a)                             1,060              82,966
                                                                   -----------
                                                                     2,722,567
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aetna, Inc.                                          2,110             112,379
Amedisys, Inc.(a)                                      849              36,193
AMERIGROUP Corp.(a)                                  1,700              63,784
AmerisourceBergen Corp.                                990              46,183
AMN Healthcare Services, Inc.(a)                       820              12,808
AmSurg Corp.(a)                                        940              24,214
Apria Healthcare Group, Inc.(a)                        900              19,098
Cardinal Health, Inc.                                1,680              97,390
Centene Corp.(a)                                     1,340              32,080
Chemed Corp.                                           790              40,472
CIGNA Corp.                                          1,170              57,517
Coventry Health Care, Inc.(a)                          706              39,945
Cross Country Healthcare, Inc.(a)                      820              10,357
CryoLife, Inc.(a)                                      830               5,769
Express Scripts, Inc.(a)                             1,078              72,754
Gentiva Health Services, Inc.(a)                       680              12,566
Health Net, Inc.(a)                                  2,060              95,769
HealthExtras, Inc.(a)                                1,060              29,309
Healthways, Inc.(a)                                  1,180              66,434
Henry Schein, Inc.(a)                                1,750             101,727
Hooper Holmes, Inc.(a)                               1,840               2,650
Humana, Inc.(a)                                        740              59,422
inVentiv Health, Inc.(a)                             1,050              34,535
Kindred Healthcare, Inc.(a)                            500              13,770
Laboratory Corp. of America Holdings(a)                600              44,328
LCA-Vision, Inc.                                       605               9,989
LHC Group, Inc.(a)                                     410               9,455
LifePoint Hospitals, Inc.(a)                         1,114              30,078
Lincare Holdings, Inc.(a)                            1,750              58,467
Matria Healthcare, Inc.(a)                             720              20,779
McKesson Corp.                                       1,390              87,278
MedCath Corp.(a)                                       420              10,450
Medco Health Solutions, Inc.(a)                      2,360             118,189
Molina Healthcare, Inc.(a)                             460              15,691
Odyssey Healthcare, Inc.(a)                          1,130               9,955
Omnicare, Inc.                                       2,230              49,372
Owens & Minor, Inc.                                  1,260              52,063
Patterson Cos., Inc.(a)                                730              23,389
Pediatrix Medical Group, Inc.(a)                     1,580             107,582
PharMerica Corp.(a)                                    616               9,141
PSS World Medical, Inc.(a)                           1,770              30,603
Psychiatric Solutions, Inc.(a)                       1,010              30,472
Quest Diagnostics, Inc.                                750              36,990
RehabCare, Inc.(a)                                     500              10,495
Res-Care, Inc.(a)                                      730              16,330
Sierra Health Services, Inc.(a)                      1,720              73,926
Sunrise Senior Living, Inc.(a)                       1,400              40,194
UnitedHealth Group, Inc.                             5,384             273,723
USANA Health Sciences, Inc.(a)                         330              14,306
VCA Antech, Inc.(a)                                  1,570              60,696
WellCare Health Plans, Inc.(a)                         800              37,592
WellPoint, Inc.(a)                                   2,470             193,154
                                                                   -----------
                                                                     2,561,812
                                                                   -----------
HEALTH CARE TECHNOLOGY (0.1%)
IMS Health, Inc.                                     1,060              25,323
Omnicell, Inc.(a)                                    1,150              28,842
Phase Forward, Inc.(a)                               1,310              22,598
                                                                   -----------
                                                                        76,763
                                                                   -----------
HOTELS, RESTAURANTS & LEISURE (1.3%)
Bob Evans Farms, Inc.                                  670              19,926
Brinker International, Inc.                          2,210              41,128
California Pizza Kitchen, Inc.(a)                      615               8,260
CBRL Group, Inc.                                       580              18,137
CEC Entertainment, Inc.(a)                           1,030              24,030
Cheesecake Factory(a)                                1,595              34,851
CKE Restaurants, Inc.                                1,330              17,450
Darden Restaurants, Inc.                               660              18,691
IHOP Corp.                                             510              27,152
International Speedway Corp., Class A                  670              27,430
Jack in the Box, Inc.(a)                             1,940              56,706
LIFE TIME FITNESS, Inc.(a)                             660              29,264
Marcus Corp.                                           980              17,356
Marriott International, Inc., Class A                1,520              54,659
McDonald's Corp.                                     4,990             267,215
O'Charley's, Inc.                                      670               9,293
P.F. Chang's China Bistro, Inc.(a)                     810              23,036
Panera Bread Co., Class A(a)                         1,070              40,425
Papa John's International, Inc.(a)                     780              19,726
Red Robin Gourmet Burgers, Inc.(a)                     560              19,533

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
HOTELS, RESTAURANTS & LEISURE -- CONTINUED
Ruby Tuesday, Inc.                                   1,220         $     9,382
Sonic Corp.(a)                                       2,535              56,226
Starbucks Corp.(a)                                   3,020              57,108
Texas Roadhouse, Inc., Class A(a)                      690               8,328
The Steak n Shake Co.(a)                               830               7,254
Triarc Cos., Inc., Class B                           2,040              18,972
Wendy's International, Inc.                            460              11,233
Wyndham Worldwide Corp.                                830              19,555
YUM! Brands, Inc.                                    2,420              82,667
                                                                   -----------
                                                                     1,044,993
                                                                   -----------
HOUSEHOLD DURABLES (0.9%)
American Greetings Corp., Class A                    1,320              27,086
Bassett Furniture Industries, Inc.                     350               4,561
Black & Decker Corp.                                   360              26,114
Blyth, Inc.                                            650              14,164
Centex Corp.                                           580              16,112
Champion Enterprises, Inc.(a)                        2,340              22,862
D. R. Horton, Inc.                                   1,056              18,216
Ethan Allen Interiors, Inc.                            940              29,093
Furniture Brands International, Inc.                   880               8,404
Harman International Industries, Inc.                  334              15,554
Hovnanian Enterprises, Inc., Class A(a)                630               6,231
Interface, Inc.                                      1,520              24,259
Jacobs Engineering Group, Inc.(a)                      510              38,984
KB HOME                                                340               9,350
La-Z-Boy, Inc.                                       1,400              10,668
Leggett & Platt, Inc.                                  760              14,455
Lennar Corp., Class A                                  560              11,536
Libbey, Inc.                                           380               5,882
M.D.C. Holdings, Inc.                                  711              32,898
M/I Homes, Inc.                                        320               4,774
Meritage Homes Corp.(a)                                780              12,519
Mohawk Industries, Inc.(a)                           1,090              87,113
National Presto Industries, Inc.                       250              14,013
Newell Rubbermaid, Inc.                              1,120              27,014
NVR, Inc.(a)                                           106              66,939
Pulte Homes, Inc.                                      780              12,745
Russ Berrie & Co., Inc.(a)                             670               9,668
Ryland Group, Inc.                                     780              26,294
Skyline Corp.                                          240               6,991
Snap-on, Inc.                                          230              11,298
Standard Pacific Corp.                               1,750               6,668
Stanley Works                                          350              17,976
Toll Brothers, Inc.(a)                               2,220              51,682
Tupperware Corp.                                     1,070              39,590
Universal Electronics, Inc.(a)                         410               9,762
Whirlpool Corp.                                        423              36,002
                                                                   -----------
                                                                       777,477
                                                                   -----------
HOUSEHOLD PRODUCTS (1.7%)
Central Garden & Pet Co., Class A(a)                 1,140               5,666
Church & Dwight Co., Inc.                            1,320              70,250
Clorox Co.                                             790              48,443
Colgate-Palmolive Co.                                2,310             177,870
Energizer Holdings, Inc.(a)                          1,110             103,918
Kimberly-Clark Corp.                                 1,990             130,644
Procter & Gamble Co.                                12,521             825,760
Spectrum Brands, Inc.(a)                             1,390               6,519
WD-40 Co.                                              570              19,243
                                                                   -----------
                                                                     1,388,313
                                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS (0.2%)
Black Hills Corp.                                      720              27,893
Constellation Energy Group                             900              84,564
Dynegy, Inc., Class A(a)                             1,580              11,092
The AES Corp.(a)                                     2,620              49,989
                                                                   -----------
                                                                       173,538
                                                                   -----------
INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.                                               3,084             245,641
Carlisle Cos., Inc.                                  1,070              35,631
General Electric Co.                                40,750           1,442,957
Standex International Corp.                            330               6,003
Teleflex, Inc.                                         800              47,296
Textron, Inc.                                        1,050              58,853
Tredegar Corp.                                       1,070              14,830
Tyco International Ltd.                              1,970              77,539
                                                                   -----------
                                                                     1,928,750
                                                                   -----------
INSURANCE (4.3%)
ACE Ltd.                                             1,470              85,760
AFLAC, Inc.                                          2,070             126,953
Ambac Financial Group, Inc.                            490               5,743
American Financial Group, Inc.                       1,410              39,099
American International Group, Inc.                  10,400             573,664
Aon Corp.                                            1,330              57,882
Arthur J. Gallagher & Co.                            1,900              48,279
Assurant, Inc.                                         490              31,796
Brown & Brown, Inc.                                  2,220              49,972
Chubb Corp.                                          1,730              89,597
Cincinnati Financial Corp.                             852              32,836
Delphi Financial Group, Inc., Class A                1,370              42,991
Everest Re Group Ltd.                                1,311             133,316
Fidelity National Financial, Inc., Class A           3,405              67,044
First American Financial Corp.                       1,800              78,390
Genworth Financial, Inc., Class A                    1,590              38,701
Hanover Insurance Group, Inc. (The)                    990              45,094
Hartford Financial Services Group, Inc.              1,500             121,155
HCC Insurance Holdings, Inc.                         2,110              58,785
Hilb, Rogal & Hobbs Co.                              1,140              41,245
Horace Mann Educators Corp.                            710              13,043
Infinity Property & Casualty Corp.                     650              25,916
LandAmerica Financial Group, Inc.                      550              28,688
Lincoln National Corp.                               1,266              68,820
Marsh & McLennan Cos., Inc.                          2,300              63,480
MBIA, Inc.                                             590               9,145
Mercury General Corp.                                  790              37,991
MetLife, Inc.                                        3,160             186,345
Navigators Group, Inc. (The)(a)                        410              23,669
Old Republic International Corp.                     3,787              56,540
Philadelphia Consolidated Holding Corp.(a)           1,780              63,724
Presidential Life Corp.                                820              15,039
Principal Financial Group, Inc.                      1,200              71,532
ProAssurance Corp.(a)                                1,080              62,316

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
INSURANCE -- CONTINUED
Progressive Corp.                                    3,590         $    66,630
Protective Life Corp.                                1,380              54,841
Prudential Financial, Inc.                           2,015             170,006
RLI Corp.                                              660              37,224
SAFECO Corp.                                           520              27,752
Safety Insurance Group, Inc.                           550              21,461
SCPIE Holdings, Inc.(a)                                330               8,639
Selective Insurance Group, Inc.                      1,620              38,734
StanCorp Financial Group, Inc.                       1,010              49,702
Stewart Information Services Corp.                     670              22,934
The Allstate Corp.                                   2,480             122,190
The Commerce Group, Inc.                               760              27,474
The PMI Group, Inc.                                  1,610              15,295
The Travelers Cos., Inc.                             2,750             132,275
Torchmark Corp.                                        540              32,972
Tower Group, Inc.                                      570              16,655
United Fire & Casualty Co.                             690              23,032
Unitrin, Inc.                                        1,020              41,973
Unum Group                                           1,160              26,239
W.R. Berkley Corp.                                   3,237              97,952
XL Capital Ltd.                                        900              40,500
Zenith National Insurance Corp.                      1,135              45,196
                                                                   -----------
                                                                     3,614,226
                                                                   -----------
INTERNET & CATALOG RETAIL (0.1%)
Expedia, Inc.(a)                                       880              20,258
Netflix, Inc.(a)                                       920              23,138
                                                                   -----------
                                                                        43,396
                                                                   -----------
INTERNET SOFTWARE & SERVICES (1.4%)
Akamai Technologies, Inc.(a)                           700              21,140
Amazon.com, Inc.(a)                                  1,280              99,456
Bankrate, Inc.(a)                                      470              25,488
Blue Nile, Inc.(a)                                     530              29,282
Concur Technologies, Inc.(a)                         1,360              47,682
DealerTrack Holdings, Inc.(a)                          980              26,421
Digital River, Inc.(a)                                 830              31,125
Google, Inc., Class A(a)                               910             513,513
IAC/InterActiveCorp(a)                                 970              25,162
InfoSpace, Inc.                                      1,100              10,461
J2 Global Communications, Inc.(a)                    1,530              33,522
McAfee, Inc.(a)                                      3,020             101,653
Perficient, Inc.(a)                                    900              12,501
PetMed Express, Inc.(a)                                520               6,422
Stamps.com, Inc.(a)                                    700               7,392
The Knot, Inc.(a)                                      770              11,273
United Online, Inc.                                  1,780              19,883
ValueClick, Inc.(a)                                  1,810              39,512
VeriSign, Inc.(a)                                    1,160              39,347
Websense, Inc.(a)                                    1,310              26,855
                                                                   -----------
                                                                     1,128,090
                                                                   -----------
IT SERVICES (1.3%)
3Com Corp.(a)                                        6,750              27,877
Acxiom Corp.                                         1,540              16,339
Affiliated Computer Services, Inc., Class A(a)         550              26,812
Alliance Data Systems Corp.(a)                       1,540              77,878
Automatic Data Processing, Inc.                      2,420              98,179
Broadridge Financial Solutions, Inc.                 2,465              53,392
CACI International, Inc., Class A(a)                 1,020              44,462
Cerner Corp.(a)                                      1,270              66,548
Ciber, Inc.(a)                                       1,910               9,206
Cognizant Technology Solutions Corp., Class A(a)     1,280              35,712
Computer Sciences Corp.(a)                             840              35,549
Convergys Corp.(a)                                     620               9,616
CSG Systems International, Inc.(a)                   1,000              12,760
CyberSource Corp.(a)                                 2,121              35,527
DST Systems, Inc.(a)                                 1,090              77,935
Electronic Data Systems Corp.                        2,390              48,039
Fidelity National Information Services, Inc.           776              32,941
Fiserv, Inc.(a)                                        780              40,069
Gartner, Inc.(a)                                     1,330              19,750
Gevity HR, Inc.                                        890               6,248
Global Payments, Inc.                                1,530              57,222
ManTech International Corp., Class A(a)                660              26,994
MAXIMUS, Inc.                                          770              27,166
MoneyGram International, Inc.                        1,590               8,491
MPS Group, Inc.(a)                                   1,780              17,889
Paychex, Inc.                                        1,470              48,098
SI International, Inc.(a)                              470              12,845
SRA International, Inc., Class A(a)                    760              20,847
StarTek, Inc.(a)                                       470               4,066
Sykes Enterprises, Inc.(a)                             800              12,632
Unisys Corp.(a)                                      1,310               5,450
Western Union Co.                                    2,840              63,616
                                                                   -----------
                                                                     1,080,155
                                                                   -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Arctic Cat, Inc.                                       620               5,735
Brunswick Corp.                                        440               8,356
Callaway Golf Co.                                    1,420              25,446
Eastman Kodak Co.                                    1,370              27,304
Hasbro, Inc.                                           800              20,776
JAKKS Pacific, Inc.(a)                                 850              20,026
MarineMax, Inc.(a)                                     500               7,735
Mattel, Inc.                                         1,780              37,398
Nautilus Group, Inc.                                 1,090               5,069
Polaris Industries, Inc.                             1,180              51,259
Pool Corp.                                           1,460              35,974
RC2 Corp.(a)                                           600              11,268
Sturm, Ruger & Co., Inc.(a)                            750               6,727
                                                                   -----------
                                                                       263,073
                                                                   -----------
LIFE SCIENCES TOOLS AND SERVICES (0.9%)
Affymetrix, Inc.(a)                                  1,290              25,877
Applera Corp.                                          950              29,954
Cambrex Corp.                                          990               9,405
Charles River Laboratories International, Inc.(a)    1,350              83,835
Covance, Inc.(a)                                     1,260             104,782
Dionex Corp.(a)                                        680              47,668
Enzo Biochem, Inc.(a)                                  962               8,985
Invitrogen Corp.(a)                                    970              83,100
Kendle International, Inc.(a)                          470              19,923
Millipore Corp.(a)                                     340              23,851
PAREXEL International Corp.(a)                         900              48,969

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
LIFE SCIENCES TOOLS AND SERVICES -- CONTINUED
Pharmaceutical Product Development, Inc.             1,950         $    84,552
Pharmanet Development Group, Inc.(a)                   640              26,086
Thermo Electron Corp.(a)                             1,820              93,712
Ventana Medical Systems, Inc.(a)                       580              51,649
                                                                   -----------
                                                                       742,348
                                                                   -----------
MACHINERY (3.1%)
A.S.V., Inc.(a)                                        510               9,124
AGCO Corp.(a)                                        1,710             102,976
Albany International Corp., Class A                    840              29,408
Applied Industrial Technologies, Inc.                1,120              33,813
Astec Industries, Inc.(a)                              580              17,905
Barnes Group, Inc.                                   1,270              33,845
Briggs & Stratton Corp.                              1,500              31,275
Cascade Corp.                                          300              15,486
Caterpillar, Inc.                                    2,640             187,810
CLARCOR, Inc.                                        1,520              57,015
Crane Co.                                              920              37,600
Cummins, Inc.                                          900              43,452
Danaher Corp.                                        1,270              94,551
Deere & Co.                                          1,802             158,143
Donaldson Co., Inc.                                  1,270              53,213
Dover Corp.                                            860              34,710
Eaton Corp.                                            710              58,760
EnPro Industries, Inc.(a)                              710              21,300
Federal Signal Corp.                                   800               9,272
Flowserve Corp.                                      1,080              88,690
Gardner Denver, Inc.(a)                              1,580              51,255
Graco, Inc.                                          1,240              42,433
Harsco Corp.                                         1,500              85,380
IDEX Corp.                                           1,520              47,470
Illinois Tool Works, Inc.                            1,750              88,200
Ingersoll-Rand Co., Class A                          1,150              45,448
Intevac, Inc.(a)                                       550               5,989
ITT Industries, Inc.                                   800              47,544
Joy Global, Inc.                                     2,015             127,046
Kaydon Corp.                                           880              38,447
Kennametal, Inc.                                     1,540              47,170
Lincoln Electric Holdings, Inc.                        830              51,169
Lindsay Manufacturing Co.                              400              24,408
Lydall, Inc.(a)                                        510               4,631
Mueller Industries, Inc.                             1,020              28,560
Nordson Corp.                                          620              30,926
Oshkosh Truck Corp.                                  1,410              64,522
PACCAR, Inc.                                         1,545              72,491
Pall Corp.                                             480              17,707
Parker Hannifin Corp.                                  776              52,431
Pentair, Inc.                                        1,850              58,756
Robbins & Myers, Inc.                                  570              37,780
SPX Corp.                                            1,030             103,618
Terex Corp.(a)                                         410              24,092
The Manitowoc Co., Inc.                                720              27,446
The Timken Co.                                       1,590              48,066
Toro Co.                                             1,250              61,675
Trinity Industries, Inc.                             1,405              39,790
Valmont Industries, Inc.                               550              46,035
Wabash National Corp.                                  970               8,914
Watts Water Technologies, Inc.                         920              27,315
                                                                   -----------
                                                                     2,575,062
                                                                   -----------
MARINE (0.2%)
Alexander & Baldwin, Inc.                              750              34,230
Kirby Corp.(a)                                       1,580              72,648
Overseas Shipholding Group, Inc.                       540              35,219
                                                                   -----------
                                                                       142,097
                                                                   -----------
MEDIA (1.0%)
4Kids Entertainment, Inc.(a)                           570               7,553
Belo Corp., Class A                                  2,500              41,525
CBS Corp., Class B                                   4,060             102,272
Clear Channel Communications, Inc.                   2,610              80,153
Entercom Communications Corp., Class A               1,300              16,003
Gannett Co., Inc.                                    1,310              48,470
Getty Images, Inc.(a)                                  900              22,500
Harte-Hanks, Inc.                                    1,360              21,787
Interpublic Group of Cos., Inc.(a)                   1,710              15,270
John Wiley & Sons, Inc., Class A                       850              33,507
Lamar Advertising Co., Class A                       1,700              73,304
Lee Enterprises, Inc.                                1,070              12,776
Live Nation, Inc.(a)                                 2,137              23,293
McGraw Hill Cos., Inc.                               1,490              63,712
Media General, Inc., Class A                           560              10,651
Meredith Corp.                                         540              25,375
New York Times Co., Class A                            950              15,903
Omnicom Group, Inc.                                  1,480              67,148
Radio One, Inc., Class D(a)                          1,630               2,608
Scholastic Corp.(a)                                    690              23,646
The E.W. Scripps Co., Class A                          900              36,648
Valassis Communications, Inc., Class A(a)            1,070              10,229
Washington Post Co., Class B                            69              51,336
                                                                   -----------
                                                                       805,669
                                                                   -----------
METALS & MINING (1.4%)
A.M. Castle & Co.                                      460               9,743
Alcoa, Inc.                                          3,410             112,871
Allegheny Technologies, Inc.                           440              30,976
AMCOL International Corp.                              730              17,900
Brush Engineered Materials, Inc.(a)                    680              19,462
Carpenter Technology Corp.                           1,026              63,243
Century Aluminum Co.(a)                                950              49,390
Cleveland-Cliffs, Inc.                                 770              78,417
Commercial Metals Co.                                2,150              60,952
Freeport-McMoRan Copper & Gold, Inc., Class B        1,539             137,017
Gibraltar Industries, Inc.                             650               8,580
Newmont Mining Corp.                                 1,860             101,072
Nucor Corp.                                          1,160              67,048
Patriot Coal Corp.(a)                                  824              32,754
Quanex Corp.                                         1,145              60,009
Reliance Steel & Aluminum Co.                        1,190              58,560
RTI International Metals, Inc.(a)                      750              41,438
Steel Dynamics, Inc.                                 1,870              97,520
Titanium Metals Corp.                                  190               4,131
United States Steel Corp.                              510              52,076

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
METALS & MINING -- CONTINUED
Worthington Industries, Inc.                         1,370         $    22,454
                                                                   -----------
                                                                     1,125,613
                                                                   -----------
MULTI-UTILITIES (1.8%)
Alliant Energy Corp.                                 2,370              87,453
Ameren Corp.                                         1,080              48,395
Aquila, Inc.(a)                                      4,780              16,778
Avista Corp.                                         1,300              26,195
CenterPoint Energy, Inc.                             1,150              18,412
CH Energy Group, Inc.                                  630              24,312
CMS Energy Corp.                                       800              12,536
Consolidated Edison, Inc.                            1,220              53,168
Dominion Resources, Inc.                             2,754             118,422
DTE Energy Co.                                         950              40,517
Duke Energy Corp.                                    4,846              90,426
Energy East Corp.                                    2,830              71,457
Integrys Energy Group, Inc.                            528              25,671
MDU Resources Group, Inc.                            3,450              89,424
NiSource, Inc.                                       1,140              21,649
NSTAR                                                2,480              80,426
OGE Energy Corp.                                     1,680              54,986
PG&E Corp.                                           1,550              63,612
PNM Resources, Inc.                                  1,240              23,957
Public Service Enterprise Group, Inc.                1,183             113,568
Puget Energy, Inc.                                   1,760              46,024
SCANA Corp.                                          2,430              90,615
Sempra Energy                                        1,170              65,403
TECO Energy, Inc.                                      810              13,503
Vectren Corp.                                        1,320              36,234
Wisconsin Energy Corp.                               2,340             106,540
Xcel Energy, Inc.                                    1,610              33,472
                                                                   -----------
                                                                     1,473,155
                                                                   -----------
MULTILINE RETAIL (0.7%)
99 Cents Only Stores(a)                              1,170               9,734
Big Lots, Inc.(a)                                      350               6,076
Dillard's, Inc., Class A                               280               5,552
Dollar Tree Stores, Inc.(a)                          1,790              50,138
Family Dollar Stores, Inc.                             680              14,300
Fred's, Inc.                                         1,080              10,184
J.C. Penney Co., Inc.                                  920              43,617
Kohl's Corp.(a)                                      1,330              60,701
Macy's, Inc.                                         1,882              52,019
Nordstrom, Inc.                                        860              33,454
Saks, Inc.(a)                                        2,650              47,833
Sears Holdings Corp.(a)                                360              39,776
Target Corp.                                         3,460             192,307
The Andersons, Inc.                                    590              26,875
Tuesday Morning Corp.                                  640               3,866
                                                                   -----------
                                                                       596,432
                                                                   -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                          3,940              60,676
Zebra Technologies Corp., Class A(a)                 1,400              42,994
                                                                   -----------
                                                                       103,670
                                                                   -----------
OIL, GAS & CONSUMABLE FUELS (7.7%)
Anadarko Petroleum Corp.                             1,870             109,563
Apache Corp.                                         1,410             134,571
Arch Coal, Inc.                                      2,610             114,840
Bill Barrett Corp.(a)                                  610              25,480
Cabot Oil & Gas Corp., Class A                       2,920             112,975
Chesapeake Energy Corp.                              1,500              55,845
Chevron Corp.                                        8,479             716,476
Cimarex Energy Co.                                   1,680              68,561
ConocoPhillips                                       6,499             522,000
CONSOL Energy, Inc.                                    710              51,830
Denbury Resources, Inc.(a)                           4,280             108,284
Devon Energy Corp.                                   1,860             158,063
El Paso Corp.                                        2,430              40,046
Encore Acquisition Co.(a)                              830              27,058
EOG Resources, Inc.                                  1,040              91,000
Exxon Mobil Corp.                                   21,412           1,849,997
Forest Oil Corp.(a)                                  1,530              69,187
Frontier Oil Corp.                                   1,920              67,718
Hess Corp.                                           1,160             105,363
Hornbeck Offshore Services, Inc.(a)                    740              28,623
Marathon Oil Corp.                                   2,900             135,865
Massey Energy Co.                                    2,510              93,322
Murphy Oil Corp.                                       830              61,038
Newfield Exploration Co.(a)                          2,350             117,218
Noble Energy, Inc.                                     920              66,774
Occidental Petroleum Corp.                           3,352             227,500
Peabody Energy Corp.                                 1,070              57,801
Penn Virginia Corp.                                  1,100              46,871
Petroleum Development Corp.(a)                         510              29,325
Pioneer Drilling Co.(a)                                600               6,246
Pioneer Natural Resources Co.                        2,190              91,761
Plains Exploration & Production Co.(a)               2,263             110,072
Quicksilver Resources, Inc.(a)                         940              53,420
Range Resources Corp.                                  470              24,543
Southwestern Energy Co.(a)                           3,110             173,880
St. Mary Land & Exploration Co.                      1,840              64,823
Stone Energy Corp.(a)                                  890              36,490
Sunoco, Inc.                                           550              34,210
Swift Energy Co.(a)                                    900              38,835
Tesoro Corp.                                           540              21,087
Transocean, Inc.(a)                                  1,270             155,702
Valero Energy Corp.                                  2,280             134,953
Williams Cos., Inc.                                  2,460              78,646
World Fuel Services Corp.                              910              24,079
XTO Energy, Inc.                                     1,895              98,426
                                                                   -----------
                                                                     6,440,367
                                                                   -----------
PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies, Inc.(a)                        1,110              14,597
Deltic Timber Corp.                                    370              19,743
International Paper Co.                              2,000              64,500
Louisiana-Pacific Corp.                              1,380              21,073
MeadWestvaco Corp.                                     900              25,200
Neenah Paper, Inc.                                     460              12,466
Wausau-Mosinee Paper Corp.                           1,480              13,246
Weyerhaeuser Co.                                     1,060              71,783
                                                                   -----------
                                                                       242,608
                                                                   -----------
PERSONAL PRODUCTS (0.2%)
Alberto-Culver Co.                                   1,080              28,933
Avon Products, Inc.                                  2,040              71,441

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
PERSONAL PRODUCTS -- CONTINUED
Chattem, Inc.(a)                                       670         $    51,402
NBTY, Inc.(a)                                        1,030              24,947
The Estee Lauder Cos., Inc., Class A                   570              24,054
                                                                   -----------
                                                                       200,777
                                                                   -----------
PHARMACEUTICALS (3.4%)
Abbott Laboratories                                  6,510             366,513
Allergan, Inc.                                       1,440              96,754
Alpharma, Inc., Class A(a)                           1,310              26,881
Bradley Pharmaceuticals, Inc.(a)                       530              10,542
Bristol-Myers Squibb Co.                             8,070             187,143
Eli Lilly & Co.                                      4,300             221,536
Endo Pharmaceuticals Holdings, Inc.(a)               2,470              64,566
Forest Laboratories, Inc.(a)                         1,420              56,473
Johnson & Johnson                                   11,740             742,672
King Pharmaceuticals, Inc.(a)                        1,240              13,008
Medicis Pharmaceutical Corp., Class A                1,100              22,341
Merck & Co., Inc.                                    8,970             415,131
Mylan Laboratories, Inc.                             1,280              19,085
Noven Pharmaceuticals, Inc.(a)                         910              12,221
Par Pharmaceutical Cos., Inc.(a)                       860              16,495
Perrigo Co.                                          1,870              57,671
Salix Pharmaceuticals Ltd.(a)                        1,120               7,784
Schering-Plough Corp.                                6,520             127,596
Sciele Pharma, Inc.(a)                               1,190              28,465
Sepracor, Inc.(a)                                    2,160              60,998
Valeant Pharmaceuticals International(a)             2,050              23,206
ViroPharma, Inc.(a)                                  1,760              15,594
Watson Pharmaceuticals, Inc.(a)                        660              17,233
Wyeth                                                5,580             222,084
                                                                   -----------
                                                                     2,831,992
                                                                   -----------
RADIO BROADCASTING (0.0%)
Arbitron, Inc.                                         990              39,570
                                                                   -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.0%)
CB Richard Ellis Group, Inc., Class A(a)               620              12,034
Forestar Real Estate Group, Inc.(a)                  1,086              24,804
                                                                   -----------
                                                                        36,838
                                                                   -----------
REAL ESTATE INVESTMENT TRUST (2.9%)
Acadia Realty Trust                                    740              18,537
Alexandria Real Estate Equities, Inc.                  670              65,814
AMB Property Corp.                                   1,870              94,622
Apartment Investment & Management Co., Class A         490              19,424
AvalonBay Communities, Inc.                            540              50,733
BioMed Realty Trust, Inc.                            1,860              42,929
Boston Properties, Inc.                                660              60,667
BRE Properties, Inc.                                   980              42,718
Camden Property Trust                                1,120              55,272
Colonial Properties Trust                            1,370              33,757
Cousins Properties, Inc.                               450              11,970
Developers Diversified Realty Corp.                    630              25,924
DiamondRock Hospitality Co.                          1,980              26,037
Duke Realty Corp.                                    2,510              59,336
Eastgroup Properties, Inc.                             760              31,456
Entertainment Properties Trust                         930              46,035
Equity One, Inc.                                       250               5,903
Equity Residential                                   1,240              46,388
Essex Property Trust, Inc.                             951              98,533
Extra Space Storage, Inc.                              990              14,989
Federal Realty Investment Trust                      1,100              81,180
General Growth Properties, Inc.                      1,030              37,616
Health Care REIT, Inc,                               1,530              65,622
Highwood Properties, Inc.                              970              29,032
Hospitality Properties Trust                         1,610              54,659
Host Hotels & Resorts, Inc.                          1,420              23,771
Inland Real Estate Corp.                             1,230              16,457
Kilroy Realty Corp.                                  1,100              53,933
Kimco Realty Corp.                                     940              33,661
Kite Realty Group Trust                                350               4,606
Lexington Corp. Properties Trust                     1,310              19,585
Liberty Property Trust                               1,750              56,192
LTC Properties, Inc.                                   500              13,025
Macerich Co.                                         1,430              97,769
Mack-Cali Realty Corp.                               1,210              42,979
Medical Properties Trust, Inc.                         200               2,528
Mid-America Apartment Communities, Inc.                880              40,313
National Retail Properties, Inc.                     1,690              38,397
Nationwide Health Properties, Inc.                   1,550              48,918
Parkway Properties, Inc.                               630              22,630
Plum Creek Timber Co., Inc.                            800              33,400
Potlatch Corp.                                         706              30,309
ProLogis                                             1,130              67,065
PS Business Parks, Inc.                                570              28,642
Public Storage, Inc.                                   647              50,628
Rayonier, Inc.                                       1,540              65,173
Realty Income Corp.                                  1,510              36,814
Regency Centers Corp.                                1,370              84,159
Senior Housing Properties Trust                      2,420              54,184
Simon Property Group, Inc.                           1,090              95,190
Sovran Self Storage, Inc.                              740              29,319
Tanger Factory Outlet Centers, Inc.                    930              34,940
UDR, Inc.                                            2,410              55,020
Vornado Realty Trust                                   770              69,608
Weingarten Realty Investors                          1,590              53,456
                                                                   -----------
                                                                     2,421,824
                                                                   -----------
REAL ESTATE MANAGEMENT - SERVICE (0.1%)
Jones Lang LaSalle, Inc.                               710              55,238
                                                                   -----------
RESTAURANTS (0.1%)
Chipotle Mexican Grill, Inc., Class A(a)               630              76,696
                                                                   -----------
ROAD & RAIL (1.1%)
Arkansas Best Corp.                                    680              20,937
Atmel Corp.(a)                                       8,110              25,628
Avis Budget Group, Inc.(a)                           1,690              22,561
Burlington Northern Santa Fe Corp.                   1,350             116,802
Con-way, Inc.                                          790              38,465
CSX Corp.                                            1,690              81,931
Heartland Express, Inc.                              2,043              33,199
J.B. Hunt Transport Services, Inc.                   2,070              64,377

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
ROAD & RAIL -- CONTINUED
Kansas City Southern(a)                              1,830         $    65,660
Knight Transportation, Inc.                          1,910              32,776
Landstar System, Inc.                                1,640              82,049
Norfolk Southern Corp.                               1,580              85,936
Old Dominion Freight Line, Inc.(a)                     785              22,883
Ryder System, Inc.                                     250              13,015
Union Pacific Corp.                                  1,160             145,035
Wabtec Corp.                                           770              26,480
Werner Enterprises, Inc.                             1,170              23,833
YRC Worldwide, Inc.(a)                                 983              17,999
                                                                   -----------
                                                                       919,566
                                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Actel Corp.(a)                                         690               8,218
Advanced Energy Industries, Inc.(a)                    940              10,161
Advanced Micro Devices, Inc.(a)                      1,930              14,745
Altera Corp.                                         1,430              24,153
AMIS Holdings, Inc.(a)                               1,170               8,553
Analog Devices, Inc.                                 1,320              37,435
Applied Materials, Inc.                              5,860             105,011
ATMI, Inc.(a)                                        1,110              29,193
Axcelis Technologies, Inc.(a)                        2,700              10,773
Broadcom Corp., Class A(a)                           1,920              42,394
Brooks Automation, Inc.(a)                           2,200              27,038
Cabot Microelectronics Corp.(a)                        860              29,739
Cohu, Inc.                                             660               9,867
Cree, Inc.(a)                                        1,610              47,575
Cymer, Inc.(a)                                       1,080              29,171
Cypress Semiconductor Corp.(a)                       3,000              63,750
Diodes, Inc.(a)                                        950              21,993
DSP Group, Inc.(a)                                     910              10,420
Exar Corp.(a)                                        1,110               9,113
Fairchild Semiconductor International, Inc.(a)       2,200              26,950
FEI Co.(a)                                           1,100              24,926
Integrated Device Technology, Inc.(a)                3,621              26,976
Intel Corp.                                         23,210             492,052
International Rectifier Corp.(a)                     1,390              38,684
Intersil Corp., Class A                              2,410              55,502
KLA-Tencor Corp.                                       930              38,855
Kopin Corp.(a)                                       1,940               6,538
Kulicke & Soffa Industries, Inc.(a)                  1,420               7,654
Lam Research Corp.(a)                                2,580              99,046
Linear Technology Corp.                                950              26,287
LSI Logic Corp.(a)                                   1,420               7,412
MEMC Electronic Materials, Inc.(a)                     950              67,887
Micrel, Inc.                                         1,460               8,906
Microchip Technology, Inc.                             960              30,634
Micron Technology, Inc.(a)                           2,480              17,434
Microsemi Corp.(a)                                   2,340              53,165
MKS Instruments, Inc.(a)                             1,400              26,040
National Semiconductor Corp.                         1,080              19,904
Novellus Systems, Inc.(a)                              440              10,454
NVIDIA Corp.(a)                                      2,225              54,713
Pericom Semiconductor Corp.(a)                         770              10,441
Photronics, Inc.(a)                                  1,330              16,213
QLogic Corp.(a)                                        850              12,155
RF Micro Devices, Inc.(a)                            3,190              10,304
Rudolph Technologies, Inc.(a)                          600               6,150
Semtech Corp.(a)                                     1,410              18,006
Silicon Laboratories, Inc.(a)                        1,060              33,114
Skyworks Solutions, Inc.(a)                          4,590              36,950
Standard Microsystems Corp.(a)                         830              24,834
Supertex, Inc.(a)                                      520              10,254
Teradyne, Inc.(a)                                      790               8,666
Texas Instruments, Inc.                              5,750             177,847
TriQuint Semiconductor, Inc.(a)                      2,370              11,234
Ultratech, Inc.(a)                                     750               7,125
Varian Semiconductor Equipment Associates, Inc.(a)   2,462              79,301
Veeco Instruments, Inc.(a)                             850              12,036
Xilinx, Inc.                                         1,390              30,399
                                                                   -----------
                                                                     2,184,350
                                                                   -----------
SOFTWARE (3.5%)
ACI Worldwide, Inc.(a)                                 690              10,281
Activision, Inc.(a)                                  5,371             138,948
Adobe Systems, Inc.(a)                               2,494              87,115
Advent Software, Inc.(a)                               390              17,612
Ansoft Corp.(a)                                        520              11,045
ANSYS, Inc.(a)                                       2,510              87,624
Autodesk, Inc.(a)                                    1,010              41,561
Blackbaud, Inc.                                      1,340              37,078
BMC Software, Inc.(a)                                  940              30,118
CA, Inc.                                             1,960              43,179
Cadence Design Systems, Inc.(a)                      5,420              55,013
Captaris, Inc.(a)                                    1,110               3,741
Catapult Communications Corp.(a)                       410               2,640
Citrix Systems, Inc.(a)                                820              28,388
Compuware Corp.(a)                                   1,610              13,685
Electronic Arts, Inc.(a)                             1,400              66,318
Epicor Software Corp.(a)                             1,260              13,923
EPIQ Systems, Inc.(a)                                  870              12,833
FactSet Research Systems, Inc.                       1,430              79,980
Fair Issac Corp.                                     1,140              29,070
Informatica Corp.(a)                                 2,520              48,661
Intuit, Inc.(a)                                      1,430              43,887
Jack Henry & Associates, Inc.                        1,720              42,278
JDA Software Group, Inc.(a)                            940              16,723
Macrovision Corp.(a)                                 1,020              17,126
Manhattan Associates, Inc.(a)                          870              21,567
Mentor Graphics Corp.(a)                             1,430              11,798
Metavante Technologies, Inc.(a)                      1,623              35,949
MICROS Systems, Inc.(a)                              1,380              84,980
Microsoft Corp.                                     32,200           1,049,720
Napster, Inc.(a)                                     1,240               2,244
Novell, Inc.(a)                                      1,500               9,540
Oracle Corp.(a)                                     15,441             317,313
Parametric Technology Corp.(a)                       1,872              30,794
Phoenix Technologies Ltd.(a)                           840              12,768
Progress Software Corp.(a)                           1,320              38,966
Quality Systems, Inc.                                  580              17,626
Radiant Systems, Inc.(a)                               890              10,822
Secure Computing Corp.(a)                            1,290              11,546
Smith Micro Software, Inc.(a)                          730               5,497
Sonic Solutions(a)                                     810               7,258
SPSS, Inc.(a)                                          670              22,143
Sybase, Inc.(a)                                      1,790              50,514
Symantec Corp.(a)                                    4,222              75,700
Synopsys, Inc.(a)                                    2,740              60,335

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
SOFTWARE -- CONTINUED
THQ, Inc.(a)                                         2,075         $    37,371
Tyler Technologies, Inc.(a)                            750              10,035
Wind River Systems, Inc.(a)                          1,540              12,921
                                                                   -----------
                                                                     2,916,234
                                                                   -----------
SPECIALTY RETAIL (2.7%)
Aaron Rents, Inc.                                    1,440              27,533
Abercrombie & Fitch Co., Class A                       390              31,079
Advance Auto Parts, Inc.                             1,880              67,078
Aeropostale, Inc.(a)                                 1,410              39,720
American Eagle Outfitters, Inc.                      3,710              85,441
AnnTaylor Stores Corp.(a)                            1,180              29,677
AutoNation, Inc.(a)                                    900              14,652
AutoZone, Inc.(a)                                      270              32,638
Barnes & Noble, Inc.                                   960              32,592
Bed Bath & Beyond, Inc.(a)                           1,080              34,819
Best Buy Co., Inc.                                   1,630              79,560
Big 5 Sporting Goods Corp.                             460               5,479
Borders Group, Inc.                                  1,270              14,300
Cabela's, Inc.(a)                                      850              12,538
CarMax, Inc.(a)                                      3,900              86,970
Cato Corp.                                             885              14,487
Charlotte Russe Holding, Inc.(a)                       670              12,080
Charming Shoppes, Inc.(a)                            1,430               9,224
Chico's FAS, Inc.(a)                                 3,100              33,449
Children's Place Retail Stores, Inc.(a)                760              14,090
Christopher & Banks Corp.                            1,060              13,536
Circuit City Stores, Inc.                              650               3,536
Coldwater Creek, Inc.(a)                               930               5,980
Collective Brands, Inc.(a)                           1,220              21,496
CPI Corp.                                              180               3,654
Dick's Sporting Goods, Inc.(a)                       1,520              49,476
Finish Line, Inc., Class A                           1,190               2,666
Foot Locker, Inc.                                    2,860              39,153
GameStop Corp., Class A(a)                             732              37,866
Gap, Inc.                                            2,670              51,050
Genesco, Inc.(a)                                       730              24,353
Group 1 Automotive, Inc.                               720              19,037
Guess?, Inc.                                         1,020              38,056
Gymboree Corp.(a)                                      940              35,927
Haverty Furniture Cos., Inc.                           620               6,343
Hibbett Sports, Inc.(a)                                885              16,452
Home Depot, Inc.                                     6,720             206,102
Hot Topic, Inc.(a)                                   1,350               7,493
Jo-Ann Stores, Inc.(a)                                 640               8,109
Jos. A. Bank Clothiers, Inc.(a)                        557              15,173
Limited Brands                                       1,500              28,635
Lithia Motors, Inc., Class A                           290               4,434
Lowe's Cos., Inc.                                    5,830             154,145
Men's Wearhouse, Inc.                                1,640              41,804
Midas Group, Inc.(a)                                   420               7,392
Movado Group, Inc.                                     530              12,837
O'Reilly Automotive, Inc.(a)                         2,120              62,392
Office Depot, Inc.(a)                                1,060              15,720
OfficeMax, Inc.                                        330               8,174
Pacific Sunwear of California, Inc.(a)               1,370              15,234
PETsMart, Inc.                                       2,530              57,861
RadioShack Corp.                                       640              11,104
Rent-A-Center, Inc.(a)                               1,320              22,572
Ross Stores, Inc.                                    2,550              74,332
Select Comfort Corp.(a)                              1,565              12,301
Sonic Automotive, Inc., Class A                        910              18,246
Stage Stores, Inc.                                   1,215              14,544
Staples, Inc.                                        2,865              68,588
Stein Mart, Inc.                                     1,010               6,454
The Dress Barn, Inc.(a)                              1,350              16,457
The Pep Boys - Manny, Moe & Jack                     1,610              17,597
The Sherwin-Williams Co.                               500              28,605
Tiffany & Co.                                          570              22,743
TJX Cos., Inc.                                       1,790              56,492
Tractor Supply Co.(a)                                1,100              42,394
Tween Brands, Inc.(a)                                  940              30,108
Urban Outfitters, Inc.(a)                            2,090              60,610
Williams-Sonoma, Inc.                                2,030              54,566
Zale Corp.(a)                                        1,440              23,616
Zumiez, Inc.(a)                                        540              10,384
                                                                   -----------
                                                                     2,283,205
                                                                   -----------
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Brown Shoe Company, Inc.                             1,215              20,898
Coach, Inc.(a)                                       1,510              48,396
Crocs, Inc.(a)                                       2,660              92,541
Deckers Outdoor Corp.(a)                               430              52,133
Fossil, Inc.(a)                                      1,460              49,611
Hanesbrands, Inc.(a)                                 1,615              41,360
Iconix Brand Group, Inc.(a)                          1,670              34,719
Jones Apparel Group, Inc.                              490               8,232
K-Swiss, Inc., Class A                                 740              13,438
Kellwood Co.                                           820              16,384
Liz Claiborne, Inc.                                    440               9,632
Maidenform Brands, Inc.(a)                             100               1,240
NIKE, Inc., Class B                                  1,710             105,610
Oxford Industries, Inc.                                530              12,068
Phillips-Van Heusen Corp.                            1,060              44,668
Polo Ralph Lauren Corp.                                310              18,783
Quiksilver, Inc.(a)                                  3,660              34,880
Skechers U.S.A., Inc., Class A(a)                      970              19,419
The Timberland Co., Class A(a)                       1,060              17,395
The Warnaco Group, Inc.(a)                             830              29,789
UniFirst Corp.                                         480              19,603
VF Corp.                                               570              44,101
Volcom, Inc.(a)                                        430               8,677
Wolverine World Wide, Inc.                           1,635              41,382
                                                                   -----------
                                                                       784,959
                                                                   -----------
THRIFTS & MORTGAGE FINANCE (0.9%)
Anchor BanCorp of Wisconsin, Inc.                      500              12,500
Astoria Financial Corp.                              1,725              46,885
BankAtlantic Bancorp, Inc., Class A                  1,730               9,775
BankUnited Financial Corp., Class A                    880               5,218
Brookline Bancorp, Inc.                              1,560              16,302
Corus Bankshares, Inc.                                 350               4,452
Countrywide Financial Corp.                          2,300              16,008
Dime Community Bancshares, Inc.                        830              12,475
Downey Financial Corp.                                 690              23,805
Federal Home Loan Mortgage Corp.                     2,730              82,965
Federal National Mortgage Assoc.                     3,960             134,086
FirstFed Financial Corp.(a)                            510              21,395
Flagstar Bancorp, Inc.                               1,510              12,458
Franklin Bank Corp.(a)                                 180               1,058
Fremont General Corp.(a)                             2,160               7,128

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS -- CONTINUED
THRIFTS & MORTGAGE FINANCE -- CONTINUED
Guaranty Financial Group, Inc.(a)                      966         $    13,427
Hudson City Bancorp, Inc.                              780              12,776
IndyMac Bancorp, Inc.                                1,250              10,213
MGIC Investment Corp.                                  420               7,770
New York Community Bancorp, Inc.                     4,730              87,741
Radian Group, Inc.                                   1,470              13,436
Sovereign Bancorp, Inc.                              1,228              15,313
Triad Guaranty, Inc.(a)                                320               2,237
TrustCo Bank Corp. NY                                1,840              18,952
Washington Federal, Inc.                             1,100              26,862
Washington Mutual, Inc.                              3,616              72,031
Webster Financial Corp.                              1,050              35,563
                                                                   -----------
                                                                       722,831
                                                                   -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.                                         2,310              93,347
GATX Corp.                                             940              35,344
Lawson Products, Inc.                                  180               5,720
MSC Industrial Direct Co., Inc., Class A               910              37,374
United Rentals, Inc.(a)                              1,280              23,360
W.W. Grainger, Inc.                                    400              31,828
Watsco, Inc.                                           770              28,398
                                                                   -----------
                                                                       255,371
                                                                   -----------
WATER UTILITIES (0.1%)
American States Water Co.                              580              19,998
Aqua America, Inc.                                   2,493              49,686
                                                                   -----------
                                                                        69,684
                                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
American Tower Corp., Class A(a)                     1,800              67,554
Sprint Corp.                                        11,232             118,273
Telephone & Data Systems, Inc.                       2,120             111,809
                                                                   -----------
                                                                       297,636
                                                                   -----------
TOTAL COMMON STOCKS (COST $75,115,325)                              82,593,020
                                                                   -----------
SHORT-TERM INVESTMENT (0.4%)
SSgA U.S. Government Money Market Fund, 4.05%(b)   352,725             352,725
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (COST $352,725)                           352,725
                                                                   -----------
TOTAL INVESTMENTS (COST $75,468,050) 99.7%                          82,945,745

OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%                             221,490
                                                                   -----------
NET ASSETS 100.0%                                                  $83,167,235
                                                                   ===========

(a)   Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of January 31, 2008.
REIT  Real Estate Investment Trust

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                               ------       ----------
COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                         850      $    36,890
                                                                           -----------
AIRLINES (0.2%)
Air France-KLM, ADR                                             1,000           27,870
Ryanair Holdings PLC, Sponsored ADR(a)                          1,670           55,811
                                                                           -----------
                                                                                83,681
                                                                           -----------
AUTO COMPONENTS (0.2%)
Magna International, Inc., Class A                                840           66,133
                                                                           -----------
AUTOMOBILES (4.5%)
DaimlerChrysler AG                                              5,590          437,306
Honda Motor Co., Ltd., Sponsored ADR                            8,360          263,674
Nissan Motor Co., Ltd., Sponsored ADR                           5,500          105,380
Toyota Motor Corp., Sponsored ADR                               7,280          790,244
                                                                           -----------
                                                                             1,596,604
                                                                           -----------
CAPITAL MARKETS (3.6%)
Credit Suisse Group, Sponsored ADR                              6,260          355,380
Deutsche Bank AG, Registered                                    2,910          327,782
Nomura Holdings, Inc., ADR                                      9,970          145,961
UBS AG, ADR                                                    10,830          447,171
                                                                           -----------
                                                                             1,276,294
                                                                           -----------
CHEMICALS (1.4%)
Agrium, Inc.                                                      840           54,113
NOVA Chemicals Corp.                                              610           17,464
Potash Corp. of Saskatchewan, Inc.                              1,670          235,270
Sociedad Quimica y Minera de Chile SA, Sponsored ADR              150           26,583
Syngenta AG, ADR                                                2,870          151,364
                                                                           -----------
                                                                               484,794
                                                                           -----------
COMMERCIAL BANKS (17.0%)
Allied Irish Banks PLC, Sponsored ADR                           2,620          116,511
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR              19,620          413,197
Banco Bradesco SA, Sponsored ADR                                5,170          140,210
Banco de Chile, ADR                                               338           18,100
Banco Itau Holding Financeira SA, ADR                           5,790          134,791
Banco Santander Central Hispano SA, Sponsored ADR              32,460          568,375
Banco Santander Chile SA, ADR                                     500           24,530
Bank of Ireland, Sponsored ADR                                  1,600           93,920
Bank of Montreal                                                3,070          173,271
Bank of Nova Scotia                                             5,600          268,072
Barclays PLC, Sponsored ADR                                     8,980          338,815
Canadian Imperial Bank of Commerce                              1,990          139,380
HSBC Holdings PLC, Sponsored ADR                               12,590          946,516
Kookmin Bank, Sponsored ADR(a)                                  1,860          123,690
Lloyds TSB Group PLC, Sponsored ADR                             7,850          274,907
Mitsubishi UFJ Financial Group, Inc., ADR                      49,230          486,392
Mizuho Financial Group, Inc., ADR                              27,220          254,235
National Bank of Greece SA, ADR                                 9,780          120,783
Royal Bank of Canada                                            7,060          355,824
Royal Bank of Scotland Group PLC, Sponsored ADR(a)             48,110          374,777
Shinhan Financial Group Co., Ltd., ADR(a)                         940          101,746
The Toronto - Dominion Bank                                     3,960          268,092
Unibanco-Unico de Bancos Brasileiros SA, ADR                      650           85,020
Westpac Banking Corp., Sponsored ADR                            2,250          261,608
                                                                           -----------
                                                                             6,082,762
                                                                           -----------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
Corporate Express, Sponsored ADR                                  580            3,387
                                                                           -----------
COMMUNICATIONS EQUIPMENT (3.5%)
Alcatel SA, Sponsored ADR                                      11,130           70,453
Nokia Oyj, Sponsored ADR                                       20,590          760,801
Research in Motion Ltd.(a)                                      2,450          230,006
Telefonektiebolaget LM Ericsson, Sponsored ADR                  7,670          174,262
                                                                           -----------
                                                                             1,235,522
                                                                           -----------
CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR                                   4,020          108,982
CRH PLC, Sponsored ADR                                          2,870          111,012
                                                                           -----------
                                                                               219,994
                                                                           -----------
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR                                       1,010           83,658
                                                                           -----------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Reed Elsevier NV, Sponsored ADR                                 2,423           88,730
Reed Elsevier PLC, Sponsored ADR                                2,077          100,610
                                                                           -----------
                                                                               189,340
                                                                           -----------
DIVERSIFIED FINANCIAL SERVICES (1.1%)
ING Groep NV, Sponsored ADR                                    11,900          387,583
                                                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (7.0%)
BCE, Inc.                                                       5,076          176,386
Brasil Telecom Participacoes SA, ADR                              360           25,135
BT Group PLC, Sponsored ADR                                     4,660          241,528
Compania de Telecomunicaciones de Chile SA, Sponsored ADR         590            4,325
France Telecom SA, Sponsored ADR                                9,710          343,346
Hellenic Telecommunications Organization SA, ADR                3,380           53,066
Koninklijke Royal KPN NV, Sponsored ADR                        10,600          192,920
Nippon Telegraph & Telephone Corp., ADR                         9,490          226,906
Nortel Networks Corp.(a)                                        2,198           27,409

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                               ------       ----------
COMMON STOCKS -- CONTINUED
DIVERSIFIED TELECOMMUNICATION SERVICES -- CONTINUED
Portugal Telecom SGPS SA, Sponsored ADR                         5,850      $    75,406
Tele Norte Leste Participacoes SA, ADR                          1,360           35,360
Telecom Corp. of New Zealand Ltd., Sponsored ADR                1,178           18,695
Telecom Italia S.p.A., Sponsored ADR                            6,030          182,769
Telefonica SA, Sponsored ADR                                    8,490          745,422
Telefonos de Mexico SA de CV, Sponsored ADR                     1,910           68,951
Telus Corp. ADR                                                 1,940           81,519
                                                                           -----------
                                                                             2,499,143
                                                                           -----------
ELECTRIC UTILITIES (0.1%)
Brookfield Infrastructure Partners LP(a)                          113            2,371
Companhia Energetica de Minas Gervais, Sponsored ADR            1,480           23,576
Enersis SA, Sponsored ADR                                       1,520           21,614
                                                                           -----------
                                                                                47,561
                                                                           -----------
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR                                        12,010          300,250
                                                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
AU Optronics Corp., Sponsored ADR                               3,120           51,761
Hitachi Ltd., Sponsored ADR                                     2,040          153,183
Kyocera Corp., Sponsored ADR                                    1,160           93,090
TDK Corp., ADR                                                    840           56,238
                                                                           -----------
                                                                               354,272
                                                                           -----------
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR                                                 1,260           50,387
                                                                           -----------
FOOD & STAPLES RETAILING (0.0%)
Distribucion y Servicio D&S SA, ADR                               370           10,490
                                                                           -----------
FOOD PRODUCTS (2.0%)
Cadbury Schweppes PLC, Sponsored ADR                            3,190          141,540
Unilever NV, NY Shares                                          9,750          317,070
Unilever PLC, Sponsored ADR                                     7,554          247,771
                                                                           -----------
                                                                               706,381
                                                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                               1,270           85,535
                                                                           -----------
HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical Care AG & Co., ADR                            1,570           80,918
                                                                           -----------
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR                          1,591           24,676
                                                                           -----------
HOUSEHOLD DURABLES (1.4%)
Koninklijke Royal Philips Electronics NV, NY Shares             6,250          246,250
Matsushita Electric Industial Co., Ltd., Sponsored ADR         10,440          223,103
Thomson, Sponsored ADR                                          1,510           18,528
                                                                           -----------
                                                                               487,881
                                                                           -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Companhia Paranaense de Energia-Copel, Sponsored ADR              480            6,994
Empresa Nacional de Electricidad SA, Sponsored ADR                990           35,234
                                                                           -----------
                                                                                42,228
                                                                           -----------
INDUSTRIAL CONGLOMERATES (1.8%)
Siemens AG, Sponsored ADR                                       4,880          633,424
Tomkins PLC, Sponsored ADR                                      1,140           15,664
                                                                           -----------
                                                                               649,088
                                                                           -----------
INSURANCE (4.7%)
Aegon NV, NY Registered Shares                                  6,650           98,885
Allianz AG, ADR                                                23,180          413,531
Axa, ADR                                                       10,140          348,005
China Life Insurance Co., Ltd., ADR                             2,620          146,065
Manulife Financial Corp.                                        8,560          321,685
Prudential PLC, ADR                                             6,770          175,343
Sun Life Financial, Inc.                                        3,600          178,164
                                                                           -----------
                                                                             1,681,678
                                                                           -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR                                    3,050          119,743
                                                                           -----------
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
MDS, Inc.(a)                                                    1,140           19,232
                                                                           -----------
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR                                     1,120           40,365
                                                                           -----------
MEDIA (1.2%)
Grupo Televisa SA, Sponsored ADR                                1,960           43,688
Pearson PLC, Sponsored ADR                                      4,460           61,905
Reuters Group PLC, Sponsored ADR                                1,300           94,276
Shaw Communications, Inc., Class B                              2,360           46,516

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                               ------       ----------
COMMON STOCKS -- CONTINUED
MEDIA -- CONTINUED
The Thompson Corp.                                              1,820      $    64,683
WPP Group PLC, Sponsored ADR                                    1,620           99,500
                                                                           -----------
                                                                               410,568
                                                                           -----------
METALS & MINING (9.6%)
Agnico-Eagle Mines Ltd.(a)                                        800           50,464
Alumina Ltd., Sponsored ADR                                     1,430           27,127
Anglo American PLC, Unsponsored ADR                            13,636          377,308
Barrick Gold Corp.                                              4,640          238,914
BHP Billiton Ltd., Sponsored ADR                                8,720          589,211
BHP Billiton PLC, ADR                                           5,860          369,180
Cameco Corp.                                                    1,820           61,607
Companhia Siderurgica Nacional SA, Sponsored ADR                  840           81,220
Companhia Vale do Rio Doce, ADR                                 7,460          223,651
Compania Vale do Rio Doce, Sponsored ADR                        9,780          254,573
Fording Canadian Coal Trust                                       680           30,525
Gerdau SA, Sponsored ADR                                        1,575           40,871
Goldcorp, Inc.                                                  3,747          139,463
Kinross Gold Corp.(a)                                           3,070           67,939
Lundin Mining Corp.(a)                                          1,260            9,677
POSCO, ADR                                                      1,480          200,629
Rio Tinto PLC, Sponsored ADR                                    1,298          528,221
Teck Comino Ltd., Class B                                       2,220           72,461
Yamana Gold, Inc.                                               3,140           51,747
                                                                           -----------
                                                                             3,414,788
                                                                           -----------
MULTI-UTILITIES (1.4%)
National Grid PLC, Sponsored ADR                                3,340          259,251
Transalta Corp., ADR                                            1,670           53,156
Veoilia Environnement, ADR                                      2,420          200,110
                                                                           -----------
                                                                               512,517
                                                                           -----------
OFFICE ELECTRONICS (0.8%)
Canon, Inc., Sponsored ADR                                      6,540          278,408
                                                                           -----------
OIL, GAS & CONSUMABLE FUELS (16.9%)
BP PLC, Sponsored ADR                                          16,790        1,070,362
Canadian Natural Resources Ltd.                                 2,920          186,033
CNOOC Ltd., ADR                                                   790          115,127
Enbridge, Inc.                                                  2,470           98,627
EnCana Corp.                                                    4,180          276,758
Enerplus Resources Fund                                           990           38,273
ENI S.p.A., Sponsored ADR                                       6,860          442,676
Imperial Oil Ltd.                                               1,660           81,157
Nexen, Inc.                                                     2,740           78,145
Penn West Energy Trust                                          1,550           41,695
Petro-Canada                                                    2,700          123,120
Petrobras Energia Paticipaciones SA, Sponsored ADR                350            4,207
PetroChina Co., Ltd., ADR                                         980          139,385
Petroleo Brasileiro SA, ADR                                     4,070          379,772
Repsol YPF SA, Sponsored ADR                                    5,120          163,226
Royal Dutch Shell PLC, ADR                                      9,400          671,254
Royal Dutch Shell PLC, ADR                                      7,430          513,784
Santos Ltd., Sponsored ADR                                        910           39,904
Statoil ASA, Sponsored ADR                                      6,387          167,786
Suncor Energy, Inc.                                             2,550          239,649
Talisman Energy, Inc.                                           4,970           78,775
Total SA, Sponsored ADR                                        12,730          926,489
TransCanada Corp.                                               3,550          139,267
                                                                           -----------
                                                                             6,015,471
                                                                           -----------
PAPER & FOREST PRODUCTS (0.1%)
Aracruz Celulose SA, Sponsored ADR                                310           22,261
                                                                           -----------
PHARMACEUTICALS (5.8%)
AstraZeneca PLC, Sponsored ADR                                  8,200          343,170
Biovail Corp.                                                   1,010           13,837
Elan Corp. PLC, Sponsored ADR(a)                                2,620           66,574
GlaxoSmithKline PLC, ADR                                       15,460          732,495
Novartis AG, ADR                                               15,070          762,693
NovoNordisk A/S, Sponsored ADR                                  2,520          158,130
                                                                           -----------
                                                                             2,076,899
                                                                           -----------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Brookfield Asset Management, Inc., Class A                      2,822           91,066
                                                                           -----------
ROAD & RAIL (0.6%)
Canadian National Railway Co.                                   2,810          141,652
Canadian Pacific Railway Ltd.                                   1,040           69,233
                                                                           -----------
                                                                               210,885
                                                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
ADVANTEST Corp., ADR                                              985           21,788
ARM Holdings PLC, Sponsored ADR                                 1,340            9,487
ASML Holding NV, NY Registered Shares(a)                        2,286           60,785
Infineon Technologies AG, ADR(a)                                3,670           37,581
STMicroelectronics NV, NY Shares                                3,540           43,861
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR    26,093          242,143
United Microelectronics Corp., Sponsored ADR                    7,662           23,599
                                                                           -----------
                                                                               439,244
                                                                           -----------
SOFTWARE (0.9%)
Cognos, Inc.(a)                                                   670           38,860
Dassault Systemes SA, ADR                                         610           34,428
SAP AG, ADR                                                     4,910          234,698
                                                                           -----------
                                                                               307,986
                                                                           -----------
TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.(a)                                        680           25,105

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                               ------       ----------
COMMON STOCKS -- CONTINUED
TEXTILES APPAREL & LUXURY GOODS -- CONTINUED
Luxottica Group S.p.A., Sponsored ADR                           1,240      $    34,931
                                                                           -----------
                                                                                60,036
                                                                           -----------
TRADING COMPANY & DISTRIBUTORS (0.5%)
Mitsui & Co., Ltd., Sponsored ADR                                 443          180,367
                                                                           -----------
WIRELESS TELECOMMUNICATION SERVICES (5.9%)
America Movil SA, ADR, Series L                                 6,130          367,248
China Mobile Ltd., Sponsored ADR                                5,340          403,704
Chunghwa Telecom Co., Ltd., ADR                                 2,743           57,685
NTT DoCoMo, Inc., Sponsored ADR                                 8,600          136,224
Rogers Communications, Inc., Class B                            3,120          119,527
SK Telecom Co., Ltd., ADR                                       2,310           57,357
Vodafone Group PLC, Sponsored ADR                              28,143          979,377
                                                                           -----------
                                                                             2,121,122
                                                                           -----------
TOTAL COMMON STOCKS (COST $33,180,270)                                      35,088,088
                                                                           -----------
SHORT-TERM INVESTMENT (1.8%)
SSgA U.S. Government Money Market Fund, 4.05% (b)             659,041          659,041
                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS (COST $659,041)                                   659,041
                                                                           -----------
TOTAL INVESTMENTS (COST $33,839,311) 100.1%                                 35,747,129

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%                                   (38,250)
                                                                           -----------
NET ASSETS 100.0%                                                          $35,708,879
                                                                           ===========

(a)  Represents non-income producing security.
(b)  Variable rate security. Rate shown represents the rate as of January 31,
     2008.
ADR  American Depositary Receipt
LP   Limited Partnership
PLC  Public Limited Co.
SPA  Standby Purchase Agreement

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                SHARES OR
                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                                 ------           -----
CORPORATE BONDS (29.3%)
ASSET BACKED MORTGAGES (1.3%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35                            $1,000,000       $  938,258
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36                             500,000          430,750
                                                                                                ----------
                                                                                                 1,369,008
                                                                                                ----------
AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                                   500,000          522,892
                                                                                                ----------
BROKERAGE SERVICES (0.7%)
Jeffries Group, Inc., 7.75%, 3/15/12                                              715,000          783,276
                                                                                                ----------
CAPITAL MARKETS (2.6%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                                           500,000          487,175
Goldman Sachs Group, Inc., 4.75%, 7/15/13                                         500,000          505,992
Lehman Brothers Holdings, Inc., 5.30%, 2/9/17 (a)                               1,000,000          736,220
UBS AG Stamford Connecticut, 5.88%, 7/15/16                                     1,000,000        1,047,523
                                                                                                ----------
                                                                                                 2,776,910
                                                                                                ----------
COMMERCIAL BANKS (6.0%)
Bank of America Corp., 7.23%, 8/15/12                                             500,000          559,461
Bank of America Corp., 4.88%, 9/15/12                                             500,000          510,581
Bank One Capital III, 8.75%, 9/1/30                                               500,000          564,384
Bank One Corp., 5.25%, 1/30/13                                                    500,000          510,091
Chase Manhattan Corp., 7.00%, 11/15/09                                          1,006,000        1,062,241
Hudson United Bank, 7.00%, 5/15/12                                                681,000          738,484
National City Corp., 4.90%, 1/15/15                                             1,000,000          876,312
Southtrust Bank NA, 7.69%, 5/15/25                                              1,000,000        1,076,551
Wells Fargo & Co., 4.95%, 10/16/13                                                500,000          507,179
                                                                                                ----------
                                                                                                 6,405,284
                                                                                                ----------
CONSULTING SERVICES (1.0%)
Science Applications International Corp., 7.13%, 7/1/32                         1,000,000        1,069,702
                                                                                                ----------
CONSUMER STAPLES (0.5%)
Safeway, Inc., 4.95%, 8/16/10                                                     500,000          501,559
                                                                                                ----------
DIVERSIFIED FINANCIAL SERVICES (0.4%)
Citigroup, Inc., 4.88%, 5/7/15                                                    500,000          482,273
                                                                                                ----------
FINANCIAL SERVICES (3.1%)
Boeing Capital Corp., 5.80%, 1/15/13                                              500,000          537,284
Countrywide Home Loan, Inc., 4.00%, 3/22/11                                       500,000          435,616
John Deere Capital Corp., 4.40%, 7/15/09                                        1,000,000        1,014,107
SLM Corp., 4.74%, 3/2/09 (a)                                                      500,000          467,500
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                                 500,000          382,809
Toyota Motor Credit Corp., 5.79%, 2/5/16 (a)                                      500,000          508,230
                                                                                                ----------
                                                                                                 3,345,546
                                                                                                ----------
FORESTRY (0.6%)
Louisiana Pacific Corp., 8.88%, 8/15/10                                           125,000          131,250
Weyerhaeuser Co., 5.95%, 11/1/08                                                  500,000          508,467
                                                                                                ----------
                                                                                                   639,717
                                                                                                ----------
INSURANCE (2.4%)
Allstate Corp., 5.00%, 8/15/14                                                    500,000          500,314
GE Global Insurance Holding Corp., 6.45%, 3/1/19                                1,000,000        1,072,594

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                SHARES OR
                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                                 ------           -----
CORPORATE BONDS -- CONTINUED
INSURANCE -- CONTINUED
Prudential Financial, Inc., 4.75%, 6/13/15                                     $1,000,000       $  957,363
                                                                                                ----------
                                                                                                 2,530,271
                                                                                                ----------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (3.7%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35                               1,000,000          907,369
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33 (a)                     1,418,379        1,400,195
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37                          1,719,000        1,666,858
                                                                                                ----------
                                                                                                 3,974,422
                                                                                                ----------
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (2.6%)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11,
  Callable 3/15/08 @ 100 (b)                                                       83,000           83,102
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12,
  Callable 3/15/08 @ 100 (b)                                                       57,000           56,709
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12,
  Callable 3/15/08 @ 100 (b)                                                       89,000           88,892
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14,
  Callable 3/15/08 @ 100 (b)                                                       73,000           73,004
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15,
  Callable 3/15/08 @ 100 (b)                                                      106,000          106,035
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15,
  Callable 3/15/08 @ 100 (b)                                                       63,000           63,400
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16,
  Callable 3/15/08 @ 100 (b)                                                       90,000           90,078
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16,
  Callable 3/15/08 @ 100 (b)                                                       63,000           63,071
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 1/21/08
  @ 100 (b)                                                                       152,000          152,044
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 1/21/08
  @ 100 (b)                                                                       101,000          101,056
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 1/21/08
  @ 100 (b)                                                                       203,000          203,217
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 1/21/08
  @ 100 (b)                                                                       212,000          212,281
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 1/21/08
  @ 100 (b)                                                                        46,000           45,768
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 1/21/08
  @ 100 (b)                                                                        86,000           85,567
City View Christian Fellowship, 7.20%, 9/15/15, Callable 3/15/08 @ 100 (b)         57,000           57,370
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 1/12/08 @ 100 (b)            29,000           28,603
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 1/12/08 @ 100 (b)            71,000           70,311
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 1/12/08 @ 100 (b)            74,000           73,261
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 1/12/08 @ 100 (b)            87,000           87,076
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 1/12/08 @ 100 (b)            90,000           90,101
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 1/12/08 @ 100 (b)            23,000           22,883
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 1/12/08 @ 100 (b)           121,000          120,385
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11 (b)              44,000           44,068
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17 (b)             111,000          110,431
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18 (b)              147,000          146,246
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18 (b)             152,000          151,221
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19 (b)              158,000          157,190

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                SHARES OR
                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                                 ------           -----
CORPORATE BONDS -- CONTINUED
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS -- CONTINUED
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19 (b)          $  165,000      $   164,154
                                                                                               -----------
                                                                                                 2,747,524
                                                                                               -----------
OIL & GAS - INTEGRATED (0.5%)
Phillips Petroleum Co., 6.65%, 7/15/18                                            500,000          565,166
                                                                                               -----------
PHARMACEUTICALS (0.5%)
Eli Lilly & Co., 6.00%, 3/15/12                                                   500,000          542,446
                                                                                               -----------
RETAIL (0.5%)
AutoZone, Inc., 4.75%, 11/15/10                                                   500,000          504,867
                                                                                               -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Applied Materials, Inc., 7.13%, 10/15/17                                          500,000          571,068
                                                                                               -----------
TRANSPORTATION (0.5%)
Union Pacific Corp., 3.63%, 6/1/10                                                500,000          495,205
                                                                                               -----------
UTILITIES-ELECTRIC & GAS (0.5%)
Duke Energy Corp., 6.25%, 1/15/12                                                 500,000          535,818
                                                                                               -----------
UTILITIES-TELECOMMUNICATIONS (0.9%)
BellSouth Corp., 6.00%, 11/15/34                                                  500,000          477,427
Verizon New England, Inc., 4.75%, 10/1/13                                         500,000          493,707
                                                                                               -----------
                                                                                                   971,134
                                                                                               -----------
TOTAL CORPORATE BONDS (Cost $32,202,157)                                                        31,334,088
                                                                                               -----------
U.S. GOVERNMENT AGENCIES (18.6%)
FEDERAL FARM CREDIT BANK (4.8%)
   4.70%, 1/17/18, Callable 1/17/13 @ 100                                       2,000,000        2,042,726
   5.60%, 11/21/22, Callable 11/21/12 @ 100                                     3,000,000        3,128,271
                                                                                               -----------
                                                                                                 5,170,997
                                                                                               -----------
FEDERAL HOME LOAN BANK (7.8%)
   3.50%, 7/15/11, Callable 1/15/08 @ 100                                       1,000,000        1,002,873
   4.00%, 12/19/11, Callable 12/19/07 @ 100                                     4,365,000        4,373,765
   4.00%, 7/10/13, Callable 1/10/08 @ 100 (a)                                   1,000,000        1,002,233
   5.75%, 7/7/25, Callable 12/7/07 @ 100                                        1,000,000        1,000,478
   1,003.75%, 10/15/08, Callable 1/15/08 @ 100                                  1,000,000        1,001,569
                                                                                               -----------
                                                                                                 8,380,918
                                                                                               -----------
FEDERAL HOME LOAN MORTGAGE CORP. (1.9%)
   4.40%, 6/19/13, Callable 12/19/07 @ 100                                      2,000,000        2,004,230
                                                                                               -----------
FEDERAL NATIONAL MORTGAGE ASSOC. (4.1%)
   4.00%, 8/20/10, Callable 11/19/07 @ 100                                        238,000          238,022
   4.50%, 5/28/15, Callable 11/28/07 @ 100                                      2,000,000        2,006,108
   5.40%, 3/9/17, Callable 3/09/10 @ 100                                        1,000,000        1,044,778
   5.50%, 5/3/17, Callable 5/3/10 @ 100                                         1,000,000        1,050,514

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                 SHARES OR
                                                                                 PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                                  ------           -----
U.S. GOVERNMENT AGENCIES -- CONTINUED
                                                                                                 4,339,422
                                                                                               -----------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $19,437,852)                                               19,895,567
                                                                                               -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (32.5%)
FEDERAL HOME LOAN MORTGAGE CORP. (11.6%)
  4.54%, 1/1/35 (a)                                                            $ 1,305,076     $ 1,333,304
  4.66%, 3/1/35 (a)                                                              2,520,132       2,601,819
  5.00%, 7/15/19 - 5/15/25                                                       1,851,386       1,865,618
  5.50%, 3/1/23 - 6/1/34                                                         4,444,921       4,512,660
  5.75%, 8/15/31                                                                   549,318         551,303
  6.00%, 9/1/34                                                                  1,558,687       1,600,867
                                                                                               -----------
                                                                                                12,465,571
                                                                                               -----------
FEDERAL NATIONAL MORTGAGE ASSOC. (20.4%)
  4.72%, 3/1/35 (a)                                                                349,905         358,525
  5.00%, 10/1/24 - 1/1/35                                                        5,896,680       5,881,073
  5.50%, 12/1/34 - 9/1/37                                                       11,212,047      11,346,072
  6.00%, 9/1/36                                                                  1,850,900       1,899,626
  6.00%, 5/1/37 (a)                                                                741,401         760,919
  6.35%, 7/1/34 (a)                                                                128,814         131,299
  6.50%, 2/1/36                                                                  1,404,507       1,459,314
                                                                                               -----------
                                                                                                21,836,828
                                                                                               -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. (0.5%)
  5.50%, 4/20/37                                                                   500,000         493,557
                                                                                               -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $34,391,321)                     34,795,956
                                                                                               -----------
U.S. TREASURY OBLIGATIONS (16.1%)
U.S. TREASURY BOND (2.3%)
  6.00%, 2/15/26                                                                 2,000,000       2,417,968
                                                                                               -----------
U.S. TREASURY NOTES (13.8%)
  4.25%, 11/15/13                                                                4,000,000       4,269,064
  4.50%, 2/15/09                                                                 3,000,000       3,071,250
  4.63%, 11/15/16                                                                1,500,000       1,618,359
  4.75%, 2/15/10                                                                 3,000,000       3,154,218
  5.13%, 6/30/11                                                                 2,500,000       2,719,140
                                                                                              ------------
                                                                                                14,832,031
                                                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,303,345)                                              17,249,999
                                                                                              ------------

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                SHARES OR
                                                                                PRINCIPAL
                                                                                 AMOUNT         VALUE
                                                                                 ------         -----
SHORT-TERM INVESTMENT (2.7%)
SSgA U.S. Government Money Market Fund, 4.05% (a)                                2,856,732    $  2,856,732
                                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,856,732)                                                   2,856,732
                                                                                              ------------
TOTAL INVESTMENTS (COST $105,191,407) 99.2%                                                    106,132,342

OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%                                                         886,876
                                                                                              ------------
NET ASSETS 100.0%                                                                             $107,019,218
                                                                                              ============

(a) Variable rate security. Rate shown represents the rate as of January 31, 2008.
(b) The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                     SHORT-TERM SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT          VALUE
                                                                  ------          -----
CORPORATE BONDS (31.8%)
COMPUTERS & PERIPHERALS (2.1%)
IBM Corp., 3.80%, 2/1/08                                        $  500,000     $   500,000
                                                                               -----------
DIVERSIFIED FINANCIAL SERVICES (13.9%)
Bank of America Corp., 5.88%, 2/15/09                              500,000         512,887
Caterpillar Financial Services Corp., 4.30%, 6/1/10                500,000         506,371
CIT Group, Inc., 3.38%, 4/1/09                                     500,000         483,110
General Electric Capital Corp., 3.50%, 5/1/08                      500,000         500,201
Marshall & Ilsley Bank, 4.40%, 3/15/10                             500,000         506,148
Royal Bank of Canada, 4.13%, 1/26/10                               750,000         762,637
                                                                               -----------
                                                                                 3,271,354
                                                                               -----------
ELECTRIC UTILITIES (3.2%)
Union Electric Co., 6.75%, 5/1/08                                  750,000         753,907
                                                                               -----------
MACHINERY (3.2%)
John Deere Capital Corp., 3.75%, 1/13/09                           750,000         751,075
                                                                               -----------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (2.9%)
Countrywide Home Loan, 5.63%, 7/15/09                              750,000         688,994
                                                                               -----------
PERSONAL PRODUCTS (2.2%)
Procter & Gamble Co., 5.30%, 7/6/09                                500,000         514,800
                                                                               -----------
PHARMACEUTICALS (2.1%)
Abbott Laboratories, 3.50%, 2/17/09                                500,000         501,868
                                                                               -----------
RETAIL (2.2%)
Wal-Mart Stores, 4.00%, 1/15/10                                    500,000         507,445
                                                                               -----------
TOTAL CORPORATE BONDS (Cost $7,476,827)                                          7,489,443
                                                                               -----------
U.S. GOVERNMENT AGENCIES (31.9%)
FEDERAL FARM CREDIT BANK (15.4%)
   3.30%, 3/17/09                                                1,000,000       1,000,118
   4.50%, 10/4/10                                                  500,000         520,261
   4.92%, 1/11/10                                                2,000,000       2,083,124
                                                                               -----------
                                                                                 3,603,503
                                                                               -----------
FEDERAL HOME LOAN BANK (6.4%)
   5.00%, 3/12/10                                                  750,000         784,456
   5.25%, 9/11/09                                                  700,000         726,971
                                                                               -----------
                                                                                 1,511,427
                                                                               -----------
FEDERAL HOME LOAN MORTGAGE CORP. (10.1%)
   3.50%, 7/28/09                                                  375,000         376,646
   4.00%, 4/6/10                                                 2,000,000       2,004,652
                                                                               -----------
                                                                                 2,381,298
                                                                               -----------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $7,342,973)                                 7,496,228
                                                                               -----------
U.S. TREASURY OBLIGATIONS (33.1%)
U.S. TREASURY NOTES (33.1%)
   4.50%, 2/15/09                                                2,000,000       2,047,500
   4.63%, 11/15/09                                               2,000,000       2,086,562
   4.75%, 2/15/10                                                1,500,000       1,577,109

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                     SHORT-TERM SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT          VALUE
                                                                  ------          -----
U.S. TREASURY OBLIGATIONS -- CONTINUED
   4.88%, 5/15/09                                               $2,000,000     $ 2,068,906
                                                                               -----------
                                                                                 7,780,077
                                                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,491,623)                                7,780,077
                                                                               -----------
SHORT-TERM INVESTMENT (2.1%)
SSgA U.S. Government Money Market Fund, 4.05% (a)                  494,120         494,120
                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $494,120)                                       494,120
                                                                               -----------
TOTAL INVESTMENTS (COST $22,805,543) 98.9%                                      23,259,868

OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%                                         253,306
                                                                               -----------
NET ASSETS 100.0%                                                              $23,513,174
                                                                               ===========

(a) Variable rate security. Rate shown represents the rate as of January 31, 2008.

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                       Net Unrealized
                                                 Tax Unrealized     Tax Unrealized      Appreciation
Fund                               Tax Cost       Appreciation      (Depreciation)     (Depreciation)
----------------------------     --------------------------------------------------------------------
Multi-Manager Equity Fund        151,179,729       18,132,135        (11,154,432)         6,977,703
Domestic All-Cap Equity Fund      75,535,797       15,736,653         (8,326,705)         7,409,948
International Equity Fund         33,849,220        4,243,873         (2,345,964)         1,897,909
Select Bond Fund                 105,191,407        2,126,928         (1,185,993)           940,935
Short-Term Select Bond Fund       22,805,543          528,987            (74,662)           454,325

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
Steward Funds, Inc.
January 31, 2008
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

3) FUTURES:
When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, in either cash or liquid securities. Thereafter, the futures contract is marked to market, and the Fund makes (or receives) additional cash payments known as variation margin to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recorded.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  STEWARD FUNDS, INC
            ----------------------------------------------------

By (Signature and Title)* /s/ Edward Jaroski
                         ---------------------------------------
                             Edward Jaroski, President

Date   March 31, 2008
    ------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Carla Homer
                         ---------------------------------------
                             Carla Homer, Treasurer

Date    March 31, 2008
    ------------------------------------------------------------

By (Signature and Title)* /s/  Edward Jaroski
                         ---------------------------------------
                             Edward Jaroski, President
Date    March 31, 2008
    ------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.